UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2023—July 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   July 31, 2023
Vanguard Energy Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	16
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Energy Fund
Investor Shares	$1,000.00	$1,043.70	$2.23
Admiral™ Shares	1,000.00	1,043.90	1.82
Based on Hypothetical 5% Yearly Return
Energy Fund
Investor Shares	$1,000.00	$1,022.61	$2.21
Admiral Shares	1,000.00	1,023.01	1.81
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.44% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Energy Fund
Fund Allocation
As of July 31, 2023
United States	53.3%
United Kingdom	18.2
France	10.7
Canada	5.6
Spain	2.5
Italy	2.5
Norway	2.0
India	2.0
Germany	1.3
Brazil	1.3
Other	0.6
The table reflects the fund’s investments, except for short-term investments.
3

Energy Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Brazil (1.3%)
	Petroleo Brasileiro SA	10,144,425	74,677
Canada (5.6%)
	Cenovus Energy Inc.	9,645,827	183,464
	Enbridge Inc.	3,240,764	119,146
	ARC Resources Ltd.	1,651,299	24,945
			327,555
China (0.6%)
	China Yangtze Power Co. Ltd. Class A	12,517,660	37,629
France (10.6%)
	TotalEnergies SE	3,786,386	230,048
	Engie SA (XPAR)	13,979,989	229,346
	TotalEnergies SE ADR	2,610,383	158,842
			618,236
Germany (1.3%)
	RWE AG	1,739,520	74,867
India (2.0%)
	Power Grid Corp. of India Ltd.	35,179,855	113,903
Italy (2.5%)
	Enel SpA	14,914,461	102,838
	Tenaris SA	2,498,357	41,517
			144,355
Norway (2.0%)
	Equinor ASA	3,755,418	114,872
Russia (0.0%)
*,1	LUKOIL PJSC ADR	1,423,477	—
Spain (2.5%)
	Iberdrola SA (XMAD)	11,878,304	148,259
United Kingdom (18.0%)
	Shell plc (XLON)	10,848,103	328,782
	BP plc	42,744,752	265,208
	Shell plc ADR	3,335,801	205,585
	BP plc ADR	3,335,714	124,422
	National Grid plc	8,359,202	110,800
	Glencore plc	2,861,114	17,399
			1,052,196
United States (53.0%)
	ConocoPhillips	3,515,746	413,874
	Schlumberger NV	2,942,190	171,647
		Shares	Market Value• ($000)
	Marathon Petroleum Corp.	1,270,296	168,975
	EOG Resources Inc.	1,266,985	167,914
	NextEra Energy Inc.	2,278,457	167,011
	Phillips 66	1,483,243	165,456
	Diamondback Energy Inc.	1,101,269	162,239
	Coterra Energy Inc.	5,784,348	159,301
	Duke Energy Corp.	1,655,520	154,990
	Exelon Corp.	3,561,555	149,087
	Southern Co.	1,973,153	142,738
	Targa Resources Corp.	1,740,628	142,714
	FirstEnergy Corp.	3,151,761	124,148
	Edison International	1,650,701	118,784
	Sempra Energy (XNYS)	755,528	112,589
	Williams Cos. Inc.	3,163,824	108,994
	American Electric Power Co. Inc.	1,241,887	105,237
	Chesapeake Energy Corp.	1,222,089	103,071
	CenterPoint Energy Inc.	2,389,381	71,896
	EQT Corp.	1,580,686	66,673
	Pioneer Natural Resources Co.	178,301	40,237
	AES Corp.	1,669,442	36,110
	Exxon Mobil Corp.	306,315	32,849
			3,086,534
Total Common Stocks (Cost $4,380,970)			5,793,083
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund, 5.274%	1,368	137
4

Energy Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.6%)
NatWest Markets plc, 5.270%, 8/1/23 (Dated 7/31/23, Repurchase Value $33,505,000, collateralized by U.S. Treasury Note/Bond 2.625%, 2/15/29, with a value of $34,170,000)	33,500	33,500
Total Temporary Cash Investments (Cost $33,636)		33,637
Total Investments (100.0%) (Cost $4,414,606)		5,826,720
Other Assets and Liabilities—Net (0.0%)		1,503
Net Assets (100%)		5,828,223
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,414,470)	5,826,583
Affiliated Issuers (Cost $136)	137
Total Investments in Securities	5,826,720
Investment in Vanguard	190
Foreign Currency, at Value (Cost $2,405)	2,393
Receivables for Accrued Income	13,306
Receivables for Capital Shares Issued	3,502
Total Assets	5,846,111
Liabilities
Due to Custodian	20
Payables to Investment Advisor	2,785
Payables for Capital Shares Redeemed	8,032
Payables to Vanguard	845
Deferred Foreign Capital Gains Taxes	6,206
Total Liabilities	17,888
Net Assets	5,828,223
At July 31, 2023, net assets consisted of:

Paid-in Capital	4,364,055
Total Distributable Earnings (Loss)	1,464,168
Net Assets	5,828,223

Investor Shares—Net Assets
Applicable to 38,498,938 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,861,671
Net Asset Value Per Share—Investor Shares	$48.36

Admiral Shares—Net Assets
Applicable to 43,711,263 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,966,552
Net Asset Value Per Share—Admiral Shares	$90.74

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends[1]	141,096
Interest[2]	918
Securities Lending—Net	155
Total Income	142,169
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,364
Performance Adjustment	1,284
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,063
Management and Administrative—Admiral Shares	2,943
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	102
Custodian Fees	51
Shareholders’ Reports—Investor Shares	38
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	2
Other Expenses	63
Total Expenses	10,994
Net Investment Income	131,175
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	355,274
Foreign Currencies	423
Realized Net Gain (Loss)	355,697
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(254,470)
Foreign Currencies	88
Change in Unrealized Appreciation (Depreciation)	(254,382)
Net Increase (Decrease) in Net Assets Resulting from Operations	232,490
1	Dividends are net of foreign withholding taxes of $8,040,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $109,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $2,307,000.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Energy Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	131,175	277,927
Realized Net Gain (Loss)	355,697	262,262
Change in Unrealized Appreciation (Depreciation)	(254,382)	339,639
Net Increase (Decrease) in Net Assets Resulting from Operations	232,490	879,828
Distributions
Investor Shares	(3,616)	(85,883)
Admiral Shares	(8,453)	(187,798)
Total Distributions	(12,069)	(273,681)
Capital Share Transactions
Investor Shares	(158,728)	(18,400)
Admiral Shares	(359,439)	159,170
Net Increase (Decrease) from Capital Share Transactions	(518,167)	140,770
Total Increase (Decrease)	(297,746)	746,917
Net Assets
Beginning of Period	6,125,969	5,379,052
End of Period	5,828,223	6,125,969

See accompanying Notes, which are an integral part of the Financial Statements.
8

Energy Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$46.43	$41.64	$31.66	$43.28	$47.85	$55.62
Investment Operations
Net Investment Income[1]	1.027	2.099	1.364	1.449	1.519	1.300
Net Realized and Unrealized Gain (Loss) on Investments	.991	4.807	10.019	(11.669)	(4.524)	(7.788)
Total from Investment Operations	2.018	6.906	11.383	(10.220)	(3.005)	(6.488)
Distributions
Dividends from Net Investment Income	(.088)	(2.116)	(1.403)	(1.400)	(1.565)	(1.282)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.088)	(2.116)	(1.403)	(1.400)	(1.565)	(1.282)
Net Asset Value, End of Period	$48.36	$46.43	$41.64	$31.66	$43.28	$47.85
Total Return[2]	4.37%	16.72%	36.33%	-23.55%	-6.55%	-11.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,862	$1,950	$1,771	$1,363	$1,793	$2,265
Ratio of Total Expenses to Average Net Assets[3]	0.44%	0.46%[4]	0.41%	0.37%	0.32%	0.37%
Ratio of Net Investment Income to Average Net Assets	4.29%	4.70%	3.68%	4.49%	3.20%	2.42%
Portfolio Turnover Rate	10%	16%	14%	55%	48%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.06%, 0.02%, (0.02%), (0.06%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.46%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Energy Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$87.12	$78.12	$59.39	$81.18	$89.77	$104.35
Investment Operations
Net Investment Income[1]	1.958	4.014	2.615	2.787	2.926	2.511
Net Realized and Unrealized Gain (Loss) on Investments	1.844	9.026	18.794	(21.903)	(8.512)	(14.600)
Total from Investment Operations	3.802	13.040	21.409	(19.116)	(5.586)	(12.089)
Distributions
Dividends from Net Investment Income	(.182)	(4.040)	(2.679)	(2.674)	(3.004)	(2.491)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.182)	(4.040)	(2.679)	(2.674)	(3.004)	(2.491)
Net Asset Value, End of Period	$90.74	$87.12	$78.12	$59.39	$81.18	$89.77
Total Return[2]	4.39%	16.83%	36.43%	-23.47%	-6.50%	-11.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,967	$4,176	$3,608	$2,751	$4,388	$5,606
Ratio of Total Expenses to Average Net Assets[3]	0.36%	0.38%[4]	0.33%	0.29%	0.24%	0.29%
Ratio of Net Investment Income to Average Net Assets	4.36%	4.78%	3.76%	4.60%	3.28%	2.50%
Portfolio Turnover Rate	10%	16%	14%	55%	48%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.06%, 0.02%, (0.02%), (0.06%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.38%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Energy Fund
Notes to Financial Statements
Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
11

Energy Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
12

Energy Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI ACWI Energy Index for periods prior to October 21, 2020, and to the current benchmark MSCI ACWI Energy + Utilities Index, beginning October 21, 2020, for the preceding three years. The benchmark change will be fully phased in by October 2023. For the six months ended July 31, 2023, the investment advisory fee paid represented an effective annual rate of 0.15% of the fund’s average net assets, before a net increase of $1,284,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
13

Energy Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $190,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,488,766	—	—	3,488,766
Common Stocks—Other	488,849	1,815,468	—	2,304,317
Temporary Cash Investments	137	33,500	—	33,637
Total	3,977,752	1,848,968	—	5,826,720
E.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,416,290
Gross Unrealized Appreciation	1,513,459
Gross Unrealized Depreciation	(103,029)
Net Unrealized Appreciation (Depreciation)	1,410,430
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $426,695,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
14

Energy Fund
F.	During the six months ended July 31, 2023, the fund purchased $551,181,000 of investment securities and sold $934,469,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	81,963	1,796	545,067	12,243
Issued in Lieu of Cash Distributions	3,363	76	79,747	1,759
Redeemed	(244,054)	(5,368)	(643,214)	(14,541)
Net Increase (Decrease)—Investor Shares	(158,728)	(3,496)	(18,400)	(539)
Admiral Shares
Issued	178,661	2,093	1,135,398	13,603
Issued in Lieu of Cash Distributions	7,517	91	166,639	1,960
Redeemed	(545,617)	(6,407)	(1,142,867)	(13,815)
Net Increase (Decrease)—Admiral Shares	(359,439)	(4,223)	159,170	1,748
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Energy Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The investment team uses a bottom-up approach in which stocks are selected based on the advisor’s estimates of fundamental investment value. Fundamental research focuses on the quality of a company’s assets, the company’s internal reinvestment opportunities, and management quality. The firm has advised the fund since its inception in 1984.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted the continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
16

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Energy Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q512 092023

Semiannual Report  |  July 31, 2023
Vanguard Global Capital Cycles Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
Global Capital Cycles Fund	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,007.00	$2.14
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.66	2.16
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.43%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Capital Cycles Fund
Fund Allocation
As of July 31, 2023

United States	29.1%
United Kingdom	20.5
Canada	12.5
China	7.6
Germany	6.8
Brazil	4.6
France	3.8
South Korea	2.9
Australia	2.8
Switzerland	2.7
Taiwan	2.3
Japan	1.9
Austria	1.1
Other	1.4
The table reflects the fund's investments, except for short-term investments.
3

Global Capital Cycles Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.8%)
Australia (2.7%)
	BHP Group Ltd. (XASX)	677,588	21,088
[1]	BHP Group Ltd. ADR	293,870	18,411
*	Metals Acquisition Ltd. Warrants Exp. 6/16/28	330,300	479
			39,978
Austria (1.1%)
[2]	BAWAG Group AG	336,663	16,401
Brazil (4.4%)
	Banco Bradesco SA ADR	13,782,300	48,652
	Vale SA Class B ADR	1,154,895	16,896
			65,548
Canada (12.1%)
	Barrick Gold Corp.	8,085,317	139,795
	Intact Financial Corp.	135,097	19,958
	Agnico Eagle Mines Ltd.	286,965	15,040
*	Foran Mining Corp.	1,172,857	3,549
			178,342
China (7.3%)
*	Alibaba Group Holding Ltd.	5,471,902	69,928
	Contemporary Amperex Technology Co. Ltd. Class A	667,150	22,243
	Sinoma Science & Technology Co. Ltd. Class A	4,953,200	16,049
			108,220
France (3.7%)
	Engie SA	3,314,102	54,369
Germany (6.5%)
	Rheinmetall AG	161,393	45,714
	Bayer AG (Registered)	545,555	31,906
	Wacker Chemie AG	122,246	18,995
			96,615
Greece (0.9%)
*	Public Power Corp. SA	1,080,483	12,784
		Shares	Market Value• ($000)
Japan (1.9%)
	Panasonic Holdings Corp.	1,307,500	16,139
	Ebara Corp.	240,900	11,385
			27,524
South Korea (2.8%)
	Samsung Electronics Co. Ltd.	755,399	41,360
Sweden (0.5%)
	Boliden AB	226,626	6,665
Switzerland (2.7%)
	Novartis AG (Registered)	373,666	39,122
Taiwan (2.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	331,866	32,905
United Kingdom (19.8%)
	Glencore plc	13,182,846	80,171
	Anglo American plc	2,007,015	61,719
	Unilever plc	811,595	43,609
	Rio Tinto plc ADR	567,573	37,772
	Haleon plc	6,026,994	26,015
*	Babcock International Group plc	4,009,566	19,303
	Admiral Group plc	480,036	13,106
	Fresnillo plc	1,210,683	9,595
*	John Wood Group plc	476,533	906
			292,196
United States (28.2%)
	BWX Technologies Inc.	1,318,456	90,973
	American Electric Power Co. Inc.	912,529	77,328
	Intel Corp.	1,876,603	67,126
	Pfizer Inc.	1,183,962	42,694
	Viper Energy Partners LP	1,212,762	32,890
	Schlumberger NV	523,533	30,543
	Newmont Corp.	590,620	25,349
	Chesapeake Energy Corp.	259,332	21,872
4

Global Capital Cycles Fund
		Shares	Market Value• ($000)
*	Fluor Corp.	515,046	15,956
*	Diamond Offshore Drilling Inc.	731,765	11,584
			416,315
Total Common Stocks (Cost $1,280,433)			1,428,344
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[3,4]	Vanguard Market Liquidity Fund, 5.274% (Cost $54,378)	543,890	54,378
Total Investments (100.5%) (Cost $1,334,811)			1,482,722
Other Assets and Liabilities—Net (-0.5%)			(7,958)
Net Assets (100%)			1,474,764
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,065,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $16,401,000, representing 1.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,116,000 was received for securities on loan, of which $9,114,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Capital Cycles Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,280,433)	1,428,344
Affiliated Issuers (Cost $54,378)	54,378
Total Investments in Securities	1,482,722
Investment in Vanguard	49
Cash	2
Receivables for Investment Securities Sold	4,495
Receivables for Accrued Income	3,015
Receivables for Capital Shares Issued	360
Total Assets	1,490,643
Liabilities
Due to Custodian	2,087
Payables for Investment Securities Purchased	1,540
Collateral for Securities on Loan	9,116
Payables for Capital Shares Redeemed	2,165
Payables to Investment Advisor	736
Payables to Vanguard	235
Total Liabilities	15,879
Net Assets	1,474,764
1 Includes $9,065,000 of securities on loan.
At July 31, 2023, net assets consisted of:

Paid-in Capital	3,310,750
Total Distributable Earnings (Loss)	(1,835,986)
Net Assets	1,474,764

Net Assets
Applicable to 117,865,389 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,474,764
Net Asset Value Per Share	$12.51
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Capital Cycles Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends[1]	26,982
Interest[2]	1,204
Securities Lending—Net	34
Total Income	28,220
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,057
Performance Adjustment	409
The Vanguard Group—Note C
Management and Administrative	1,567
Marketing and Distribution	46
Custodian Fees	18
Shareholders’ Reports	25
Trustees’ Fees and Expenses	—
Other Expenses	10
Total Expenses	3,132
Net Investment Income	25,088
Realized Net Gain (Loss)
Investment Securities Sold[2]	75,224
Foreign Currencies	526
Realized Net Gain (Loss)	75,750
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(92,404)
Foreign Currencies	90
Change in Unrealized Appreciation (Depreciation)	(92,314)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,524
1	Dividends are net of foreign withholding taxes of $1,562,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,204,000, ($7,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Capital Cycles Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,088	48,509
Realized Net Gain (Loss)	75,750	103,976
Change in Unrealized Appreciation (Depreciation)	(92,314)	17,828
Net Increase (Decrease) in Net Assets Resulting from Operations	8,524	170,313
Distributions
Total Distributions	(879)	(44,720)
Capital Share Transactions
Issued	87,482	320,924
Issued in Lieu of Cash Distributions	763	38,683
Redeemed	(141,139)	(324,685)
Net Increase (Decrease) from Capital Share Transactions	(52,894)	34,922
Total Increase (Decrease)	(45,249)	160,515
Net Assets
Beginning of Period	1,520,013	1,359,498
End of Period	1,474,764	1,520,013
See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Capital Cycles Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.43	$11.28	$9.57	$7.97	$7.62	$10.57
Investment Operations
Net Investment Income[1]	.207	.392	.356	.197	.212	.122
Net Realized and Unrealized Gain (Loss) on Investments	(.120)	1.134	1.715	1.597	.337	(2.858)
Total from Investment Operations	.087	1.526	2.071	1.794	.549	(2.736)
Distributions
Dividends from Net Investment Income	(.007)	(.376)	(.361)	(.194)	(.199)	(.214)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.376)	(.361)	(.194)	(.199)	(.214)
Net Asset Value, End of Period	$12.51	$12.43	$11.28	$9.57	$7.97	$7.62
Total Return[2]	0.70%	13.81%	21.74%	22.63%	7.11%	-26.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,475	$1,520	$1,359	$1,182	$1,212	$1,399
Ratio of Total Expenses to Average Net Assets[3]	0.43%	0.43%[4]	0.36%	0.35%	0.38%	0.33%
Ratio of Net Investment Income to Average Net Assets	3.52%	3.45%	3.28%	2.43%	2.68%	1.38%
Portfolio Turnover Rate	42%	63%	57%	70%	56%	110%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.06%, 0.05%, (0.01%), (0.03%), 0.00%, and (0.04%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.43%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Capital Cycles Fund
Notes to Financial Statements
Vanguard Global Capital Cycles Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
10

Global Capital Cycles Fund
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
11

Global Capital Cycles Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Custom Global Capital Cycles Index since January 31, 2019. For the six months ended July 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $409,000 (0.06%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $49,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Global Capital Cycles Fund
The following table summarizes the market value of the fund's investments as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	660,205	—	—	660,205
Common Stocks—Other	89,567	678,572	—	768,139
Temporary Cash Investments	54,378	—	—	54,378
Total	804,150	678,572	—	1,482,722
E.  As of July 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,338,623
Gross Unrealized Appreciation	205,071
Gross Unrealized Depreciation	(60,972)
Net Unrealized Appreciation (Depreciation)	144,099
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $2,084,162,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended July 31, 2023, the fund purchased $632,159,000 of investment securities and sold $583,608,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $105,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
13

Global Capital Cycles Fund
G.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	Shares (000)	Shares (000)
Issued	7,257	27,145
Issued in Lieu of Cash Distributions	64	3,366
Redeemed	(11,730)	(28,764)
Net Increase (Decrease) in Shares Outstanding	(4,409)	1,747
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Capital Cycles Fund (formerly known as Vanguard Precious Metals and Mining Fund) has renewed the fund’s investment advisory arrangement with Wellington Management Company, LLP (Wellington Management). The board determined that renewing the fund’s investment advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since Wellington Management began managing the fund in September 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor follows a global equity strategy that seeks to provide investors with uncorrelated returns to other asset classes through a blend of capital cycle and enduring assets. Identification of potential investments begins with the capital cycles framework, which seeks companies that are positioned to succeed through unique and superior business models and healthy balance sheets in sectors and industries where there is capital destruction, consolidation, or retrenchment of investment. Valuation and quality factors such as discount to intrinsic value, cash generation, capital expenditure, and future capital deployment opportunities are considered.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the performance of Wellington Management since it began managing the fund in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
15

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Capital Cycles Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q532 092023

Semiannual Report   |   July 31, 2023
Vanguard Health Care Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Health Care Fund
Investor Shares	$1,000.00	$1,038.30	$1.82
Admiral™ Shares	1,000.00	1,038.50	1.57
Based on Hypothetical 5% Yearly Return
Health Care Fund
Investor Shares	$1,000.00	$1,023.01	$1.81
Admiral Shares	1,000.00	1,023.26	1.56
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Health Care Fund
Fund Allocation
As of July 31, 2023
United States	70.8%
Japan	8.9
United Kingdom	7.4
Switzerland	5.9
Belgium	3.6
Denmark	2.4
Other	1.0
The table reflects the fund’s investments, except for short-term investments.
3

Health Care Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Belgium (3.5%)
[1]	UCB SA	10,923,125	967,213
*	Argenx SE	1,304,652	657,074
*	Galapagos NV	1,175,458	49,398
			1,673,685
Brazil (0.0%)
*,2	Hapvida Participacoes e Investimentos SA	8,909,471	9,044
China (1.0%)
[2]	WuXi AppTec Co. Ltd. Class H	11,971,416	113,877
*	Legend Biotech Corp. ADR	1,169,204	88,298
*,2	Wuxi Biologics Cayman Inc.	10,465,200	60,393
*	Zai Lab Ltd.	16,916,600	51,731
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	965,017	40,049
*	Zai Lab Ltd. ADR	1,085,794	32,639
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,872,000	32,121
*,2	Remegen Co. Ltd. Class H	4,397,500	25,096
			444,204
Denmark (2.3%)
*	Genmab A/S	2,088,852	861,024
*	Ascendis Pharma A/S ADR	1,636,751	147,553
*,3	Genmab A/S ADR	2,285,855	94,543
			1,103,120
Italy (0.1%)
	DiaSorin SpA	552,359	61,970
Japan (8.7%)
	Daiichi Sankyo Co. Ltd.	43,976,590	1,354,462
[1]	Eisai Co. Ltd.	19,123,817	1,206,590
	Chugai Pharmaceutical Co. Ltd.	30,174,900	898,043
	Terumo Corp.	6,976,400	228,471
	Ono Pharmaceutical Co. Ltd.	10,972,490	201,075
	Otsuka Holdings Co. Ltd.	4,985,900	183,318
		Shares	Market Value• ($000)
	Asahi Intecc Co. Ltd.	2,023,500	41,525
	Nippon Shinyaku Co. Ltd.	951,400	38,474
			4,151,958
Switzerland (5.8%)
	Novartis AG (Registered)	22,583,277	2,364,406
	Alcon Inc.	3,393,208	288,734
	Tecan Group AG (Registered)	236,453	94,092
			2,747,232
United Kingdom (7.2%)
	AstraZeneca plc	19,784,351	2,842,541
	GSK plc	11,995,095	213,527
*	Abcam plc ADR	7,161,997	167,877
*,3	Immunocore Holdings plc ADR	2,085,568	137,606
	Genus plc	1,791,160	56,657
*,3	Verona Pharma plc ADR	1,160,032	25,625
			3,443,833
United States (69.2%)
	UnitedHealth Group Inc.	6,201,994	3,140,504
	Eli Lilly & Co.	6,476,386	2,943,841
	Merck & Co. Inc.	20,479,587	2,184,148
	Pfizer Inc.	58,865,924	2,122,705
	Danaher Corp.	5,113,563	1,304,265
	Abbott Laboratories	11,672,803	1,299,533
*	Biogen Inc.	4,558,453	1,231,648
	Elevance Health Inc.	2,560,815	1,207,757
	Thermo Fisher Scientific Inc.	2,108,134	1,156,649
	Humana Inc.	2,265,222	1,034,821
	Stryker Corp.	3,590,051	1,017,456
*	Boston Scientific Corp.	19,412,122	1,006,519
*	Vertex Pharmaceuticals Inc.	2,827,342	996,186
*	Alnylam Pharmaceuticals Inc.	4,718,518	921,998
*	Regeneron Pharmaceuticals Inc.	1,218,831	904,263
	Zoetis Inc.	4,530,082	852,063
*	Edwards Lifesciences Corp.	9,386,095	770,317
	HCA Healthcare Inc.	2,796,119	762,809
*	Centene Corp.	8,903,692	606,252
*	Moderna Inc.	4,452,688	523,903
	Agilent Technologies Inc.	3,576,445	435,504
4

Health Care Fund
		Shares	Market Value• ($000)
*	IQVIA Holdings Inc.	1,797,052	402,108
*	Insulet Corp.	1,325,762	366,905
*	agilon health Inc.	19,042,628	364,666
*	Illumina Inc.	1,744,376	335,182
*	Align Technology Inc.	850,299	321,320
	Laboratory Corp. of America Holdings	1,485,818	317,861
	Teleflex Inc.	1,217,493	305,798
*	Exact Sciences Corp.	2,807,222	273,817
*	Sarepta Therapeutics Inc.	2,283,656	247,526
*	Acadia Healthcare Co. Inc.	3,047,446	240,840
*	Waters Corp.	811,122	224,040
*	Molina Healthcare Inc.	729,664	222,175
*	United Therapeutics Corp.	842,593	204,514
*	Blueprint Medicines Corp.	2,379,137	157,023
*	Karuna Therapeutics Inc.	765,799	152,984
*,1	Apellis Pharmaceuticals Inc.	5,894,862	151,793
*	Denali Therapeutics Inc.	5,100,454	145,006
*,1	Agios Pharmaceuticals Inc.	5,148,413	136,536
*	Alkermes plc	4,619,968	135,273
	Encompass Health Corp.	1,753,507	115,784
*	Roivant Sciences Ltd.	9,572,139	114,674
*	Vaxcyte Inc.	2,365,953	113,708
*	Cytokinetics Inc.	3,334,530	111,207
*,1	Sage Therapeutics Inc.	3,010,218	104,394
*	REVOLUTION Medicines Inc.	3,968,987	104,186
*	Evolent Health Inc. Class A	3,188,219	96,890
*	Prothena Corp. plc	1,293,898	89,111
*	Mirati Therapeutics Inc.	2,560,960	77,520
*	Seagen Inc.	375,338	71,982
*	Syndax Pharmaceuticals Inc.	3,092,082	65,923
*	Intellia Therapeutics Inc.	1,534,651	64,962
*	TG Therapeutics Inc.	3,066,304	63,442
*	Option Care Health Inc.	1,777,073	60,030
*	Surgery Partners Inc.	1,504,178	58,106
*	Privia Health Group Inc.	2,035,900	56,842
*	Shockwave Medical Inc.	214,553	55,913
*	Amicus Therapeutics Inc.	4,067,651	55,401
*	Ultragenyx Pharmaceutical Inc.	1,245,879	53,722
*	PTC Therapeutics Inc.	1,235,744	49,850
*	Celldex Therapeutics Inc.	1,384,641	48,961
*	Rocket Pharmaceuticals Inc.	2,571,100	46,408
*	ImmunoGen Inc.	2,495,000	44,461
*	Morphic Holding Inc.	616,879	34,996
*	Kymera Therapeutics Inc.	1,442,019	31,551
*	Ionis Pharmaceuticals Inc.	591,458	24,504
*	Xenon Pharmaceuticals Inc.	620,627	22,914
*	2seventy bio Inc.	2,046,666	15,534
		Shares	Market Value• ($000)
*,3	MoonLake Immunotherapeutics Class A	213,700	12,995
			32,994,479
Total Common Stocks (Cost $28,366,720)			46,629,525
Temporary Cash Investments (1.8%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.274%	840,358	84,019
		Face Amount ($000)
Repurchase Agreements (1.6%)
	Bank of America Securities LLC, 5.300%, 8/1/23 (Dated 7/31/23, Repurchase Value $65,010,000, collateralized by U.S. Treasury Note/Bond 2.875%, 11/30/23, with a value of $66,300,000)	65,000	65,000
	Bank of Nova Scotia, 5.270%, 8/1/23 (Dated 7/31/23, Repurchase Value $50,007,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.000%, 6/15/25–5/15/53, with a value of $51,007,000)	50,000	50,000
	Barclays Capital Inc., 5.300%, 8/1/23 (Dated 7/31/23, Repurchase Value $31,505,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/15/32, with a value of $32,130,000)	31,500	31,500
	BNP Paribas Securities Corp., 5.260%, 8/1/23 (Dated 7/31/23, Repurchase Value $80,012,000, collateralized by U.S. Treasury Bill 0.000%, 8/22/23–2/22/24, U.S. Treasury Inflation Indexed Note/Bond 5.510%, 4/30/25, and U.S. Treasury Note/Bond 0.500%–5.375%, 11/30/23–8/15/47, with a value of $81,600,000)	80,000	80,000

5

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
BNP Paribas Securities Corp., 5.300%, 8/1/23 (Dated 7/31/23, Repurchase Value $87,213,000, collateralized by Fannie Mae 2.500%–6.500%, 12/1/30–7/1/53, Federal Home Loan Bank 2.800%, 7/11/39, Freddie Mac 2.000%–7.042%, 5/1/35–7/1/53, Ginnie Mae 2.500%–6.000%, 8/15/31–11/20/52, U.S. Treasury Bill 0.000%, 10/3/23–1/18/24, and U.S. Treasury Note/Bond 0.125%–6.250%, 8/15/23–11/15/51, with a value of $88,944,000)	87,200	87,200
Credit Agricole Securities, 5.280%, 8/1/23 (Dated 7/31/23, Repurchase Value $59,109,000, collateralized by U.S. Treasury Note/Bond 4.125%, 11/15/32, with a value of $60,282,000)	59,100	59,100
HSBC Bank USA, 5.270%, 8/1/23 (Dated 7/31/23, Repurchase Value $43,806,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 1/15/32, with a value of $44,676,000)	43,800	43,800
HSBC Bank USA, 5.300%, 8/1/23 (Dated 7/31/23, Repurchase Value $67,210,000, collateralized by Fannie Mae 2.00%–6.000%, 4/1/34–5/1/53, and Freddie Mac 2.500%, 4/1/37, with a value of $68,544,000)	67,200	67,200
	Face Amount ($000)	Market Value• ($000)
JP Morgan Securities LLC, 5.290%, 8/1/23 (Dated 7/31/23, Repurchase Value $63,009,000, collateralized by U.S. Treasury Note/Bond 2.250%–2.500%, 8/15/23–11/15/24, with a value of $64,260,000)	63,000	63,000
Natixis SA, 5.280%, 8/1/23 (Dated 7/31/23, Repurchase Value $81,812,000, collateralized by Federal Home Loan Bank 2.840%–3.000%, 2/24/37–1/27/42, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 4/15/25–2/15/50, and U.S. Treasury Note/Bond 1.125%–6.000%, 2/15/26–11/15/51, with a value of $83,436,000)	81,800	81,800
Nomura International plc, 5.280%, 8/1/23 (Dated 7/31/23, Repurchase Value $102,815,000, collateralized by U.S. Treasury Note/Bond 0.375%–4.000%, 5/31/24–5/15/42, with a value of $104,856,000)	102,800	102,800

6

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
RBC Capital Markets LLC, 5.300%, 8/1/23 (Dated 7/31/23, Repurchase Value $62,509,000, collateralized by Fannie Mae 3.500%, 2/1/43, U.S. Treasury Inflation Indexed Note/Bond 5.376%, 10/31/23, and U.S. Treasury Note/Bond 2.875%, 5/15/28, with a value of $63,750,000)	62,500	62,500
		793,900
Total Temporary Cash Investments (Cost $877,921)		877,919
Total Investments (99.6%) (Cost $29,244,641)		47,507,444
Other Assets and Liabilities—Net (0.4%)		183,995
Net Assets (100%)		47,691,439
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $208,410,000, representing 0.4% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $79,328,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $83,932,000 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $27,089,087)	44,856,899
Affiliated Issuers (Cost $2,155,554)	2,650,545
Total Investments in Securities	47,507,444
Investment in Vanguard	1,626
Cash	3,113
Foreign Currency, at Value (Cost $1,482)	890
Receivables for Investment Securities Sold	263,716
Receivables for Accrued Income	89,545
Receivables for Capital Shares Issued	4,033
Total Assets	47,870,367
Liabilities
Payables for Investment Securities Purchased	52,142
Collateral for Securities on Loan	83,932
Payables to Investment Advisor	19,079
Payables for Capital Shares Redeemed	20,574
Payables to Vanguard	3,201
Total Liabilities	178,928
Net Assets	47,691,439
1 Includes $79,328,000 of securities on loan.
At July 31, 2023, net assets consisted of:

Paid-in Capital	28,056,172
Total Distributable Earnings (Loss)	19,635,267
Net Assets	47,691,439

Investor Shares—Net Assets
Applicable to 34,593,638 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,388,372
Net Asset Value Per Share—Investor Shares	$213.58

Admiral Shares—Net Assets
Applicable to 447,478,278 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,303,067
Net Asset Value Per Share—Admiral Shares	$90.07

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	292,072
Dividends—Affiliated Issuers[2]	21,791
Interest—Unaffiliated Issuers	18,229
Securities Lending—Net	43
Total Income	332,135
Expenses
Investment Advisory Fees—Note B
Basic Fee	34,092
Performance Adjustment	4,554
The Vanguard Group—Note C
Management and Administrative—Investor Shares	6,649
Management and Administrative—Admiral Shares	26,700
Marketing and Distribution—Investor Shares	202
Marketing and Distribution—Admiral Shares	663
Custodian Fees	335
Shareholders’ Reports—Investor Shares	81
Shareholders’ Reports—Admiral Shares	75
Trustees’ Fees and Expenses	13
Other Expenses	7
Total Expenses	73,371
Expenses Paid Indirectly	(56)
Net Expenses	73,315
Net Investment Income	258,820
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,211,616
Investment Securities Sold—Affiliated Issuers	714
Foreign Currencies	797
Realized Net Gain (Loss)	1,213,127
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	416,445
Investment Securities—Affiliated Issuers	(111,309)
Foreign Currencies	2,390
Change in Unrealized Appreciation (Depreciation)	307,526
Net Increase (Decrease) in Net Assets Resulting from Operations	1,779,473
1	Dividends are net of foreign withholding taxes of $11,428,000.
2	Dividends are net of foreign withholding taxes of $5,985,000.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Health Care Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	258,820	391,728
Realized Net Gain (Loss)	1,213,127	2,054,086
Change in Unrealized Appreciation (Depreciation)	307,526	549,022
Net Increase (Decrease) in Net Assets Resulting from Operations	1,779,473	2,994,836
Distributions
Investor Shares	(235,271)	(407,436)
Admiral Shares	(1,260,883)	(2,190,665)
Total Distributions	(1,496,154)	(2,598,101)
Capital Share Transactions
Investor Shares	(152,694)	(56,992)
Admiral Shares	83,389	(289,544)
Net Increase (Decrease) from Capital Share Transactions	(69,305)	(346,536)
Total Increase (Decrease)	214,014	50,199
Net Assets
Beginning of Period	47,477,425	47,427,226
End of Period	47,691,439	47,477,425

See accompanying Notes, which are an integral part of the Financial Statements.
10

Health Care Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$212.59	$210.54	$218.60	$204.57	$203.34	$215.96
Investment Operations
Net Investment Income[1]	1.112	1.654	1.869	2.005	2.506	2.375
Net Realized and Unrealized Gain (Loss) on Investments	6.611	11.988	8.949	29.203	23.326	2.489
Total from Investment Operations	7.723	13.642	10.818	31.208	25.832	4.864
Distributions
Dividends from Net Investment Income	(.078)	(1.659)	(1.951)	(1.886)	(2.428)	(2.323)
Distributions from Realized Capital Gains	(6.655)	(9.933)	(16.927)	(15.292)	(22.174)	(15.161)
Total Distributions	(6.733)	(11.592)	(18.878)	(17.178)	(24.602)	(17.484)
Net Asset Value, End of Period	$213.58	$212.59	$210.54	$218.60	$204.57	$203.34
Total Return[2]	3.83%	6.57%	4.48%	16.16%	13.16%	2.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,388	$7,496	$7,493	$8,342	$8,729	$8,850
Ratio of Total Expenses to Average Net Assets[3]	0.36%[4]	0.34%[4]	0.30%	0.32%	0.32%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.06%	0.80%	0.82%	0.95%	1.25%	1.12%
Portfolio Turnover Rate	9%	19%	15%	18%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.00%, (0.04%), (0.01%), (0.02%), and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.36% and 0.34%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Health Care Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$89.64	$88.77	$92.17	$86.27	$85.75	$91.08
Investment Operations
Net Investment Income[1]	.489	.750	.830	.883	1.097	1.036
Net Realized and Unrealized Gain (Loss) on Investments	2.791	5.052	3.780	12.316	9.844	1.057
Total from Investment Operations	3.280	5.802	4.610	13.199	10.941	2.093
Distributions
Dividends from Net Investment Income	(.044)	(.743)	(.870)	(.849)	(1.068)	(1.027)
Distributions from Realized Capital Gains	(2.806)	(4.189)	(7.140)	(6.450)	(9.353)	(6.396)
Total Distributions	(2.850)	(4.932)	(8.010)	(7.299)	(10.421)	(7.423)
Net Asset Value, End of Period	$90.07	$89.64	$88.77	$92.17	$86.27	$85.75
Total Return[2]	3.85%	6.63%	4.53%	16.21%	13.22%	2.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,303	$39,981	$39,934	$40,769	$38,126	$37,888
Ratio of Total Expenses to Average Net Assets[3]	0.31%[4]	0.29%[4]	0.25%	0.27%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.11%	0.86%	0.86%	0.99%	1.30%	1.18%
Portfolio Turnover Rate	9%	19%	15%	18%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.00%, (0.04%), (0.01%), (0.02%), and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.31% and 0.29%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Health Care Fund
Notes to Financial Statements
Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
13

Health Care Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
14

Health Care Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Health Care Index for the preceding three years. For the six months ended July 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $4,554,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
15

Health Care Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,626,000, representing less than 0.01% of the fund’s net assets and 0.65% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, these arrangements reduced the fund’s management and administrative expenses by $45,000 and custodian fees by $11,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	33,003,523	—	—	33,003,523
Common Stocks—Other	694,141	12,931,861	—	13,626,002
Temporary Cash Investments	84,019	793,900	—	877,919
Total	33,781,683	13,725,761	—	47,507,444
16

Health Care Fund
F.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,346,141
Gross Unrealized Appreciation	19,851,123
Gross Unrealized Depreciation	(1,689,820)
Net Unrealized Appreciation (Depreciation)	18,161,303
G.	During the six months ended July 31, 2023, the fund purchased $4,044,148,000 of investment securities and sold $5,604,916,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $1,676,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	177,276	842	421,032	2,016
Issued in Lieu of Cash Distributions	222,306	1,104	383,037	1,809
Redeemed	(552,276)	(2,611)	(861,061)	(4,158)
Net Increase (Decrease)—Investor Shares	(152,694)	(665)	(56,992)	(333)
Admiral Shares
Issued	490,918	5,487	917,744	10,465
Issued in Lieu of Cash Distributions	1,110,366	13,082	1,929,691	21,616
Redeemed	(1,517,895)	(17,100)	(3,136,979)	(35,909)
Net Increase (Decrease)—Admiral Shares	83,389	1,469	(289,544)	(3,828)
17

Health Care Fund
I.	Certain of the fund’s investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2023 Market Value ($000)
2seventy bio Inc.	27,835	—	—	—	(12,301)	—	—	NA1
Agios Pharmaceuticals Inc.	151,775	—	—	—	(15,239)	—	—	136,536
Apellis Pharmaceuticals Inc.	NA2	147,250	23,539	6,741	(148,603)	—	—	151,793
Eisai Co. Ltd.	1,152,216	47,189	23,329	310	30,204	10,564	—	1,206,590
Ironwood Pharmaceuticals Inc. Class A	125,592	—	113,327	(6,333)	(5,932)	—	—	—
Sage Therapeutics Inc.	NA2	71,840	—	—	(29,809)	—	—	104,394
UCB SA	896,839	—	—	—	70,374	11,227	—	967,213
Vanguard Market Liquidity Fund	669	NA3	NA3	(4)	(3)	—	—	84,019
Total	2,354,926	266,279	160,195	714	(111,309)	21,791	—	2,650,545
1	Not applicable—at July 31, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—at January 31, 2023, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Health Care Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is aided by a team of experienced Global Industry Analysts who cover health care industries. This health care team uses intensive fundamental analysis and deep knowledge of health care science and technology to identify companies with high-quality balance sheets, strong management, and the potential for new products that will lead to above-average growth in revenue and earnings. The advisor invests in stocks broadly representing the health care industry, seeking to maintain exposure across five primary subsectors: large-cap biotech/pharmaceuticals, mid-cap biotech/pharmaceuticals, small-cap biotech/pharmaceuticals, health care services, and medical technology. Wellington Management has advised the fund since its inception in 1984.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
19

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Health Care Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q522 092023

Semiannual Report  |  July 31, 2023
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Real Estate Index Fund, in addition to its own expenses, bears its proportionate share of the costs for the Subsidiary. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. For the Real Estate Index Fund, the costs were calculated using the expense ratio and the acquired fund fees and expenses.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Real Estate Index Fund
Investor Shares	$1,000.00	$955.80	$1.31
ETF Shares	1,000.00	956.00	0.63
Admiral™ Shares	1,000.00	956.40	0.63
Institutional Shares	1,000.00	956.60	0.53
Real Estate II Index Fund	$1,000.00	$956.90	$0.39
Based on Hypothetical 5% Yearly Return
Real Estate Index Fund
Investor Shares	$1,000.00	$1,023.46	$1.35
ETF Shares	1,000.00	1,024.15	0.65
Admiral Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.25	0.55
Real Estate II Index Fund	$1,000.00	$1,024.40	$0.40
The calculations for the Real Estate Index Fund are based on expenses incurred combined with acquired fund fees and expenses for the most recent six-month period. The fund’s combined, annualized six-month expense figures for that period are: 0.27% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
The calculations for the Real Estate II Index Fund are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Real Estate Index Fund
Fund Allocation
As of July 31, 2023
Data Center REITs	8.3%
Diversified Real Estate Activities	0.2
Diversified REITs	2.1
Health Care REITs	8.1
Hotel & Resort REITs	2.7
Industrial REITs	12.7
Multi-Family Residential REITs	9.2
Office REITs	4.7
Other Specialized REITs	5.9
Real Estate Development	0.3
Real Estate Operating Companies	0.3
Real Estate Services	6.9
Retail REITs	12.6
Self-Storage REITs	6.6
Single-Family Residential REITs	4.7
Telecom Tower REITs	12.1
Timber REITs	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.6%)
Data Center REITs (7.2%)
	Equinix Inc.	3,942,576	3,193,171
	Digital Realty Trust Inc.	11,656,281	1,452,606
			4,645,777
Diversified REITs (1.8%)
	WP Carey Inc.	9,017,490	608,951
	Essential Properties Realty Trust Inc.	6,274,690	154,044
	Broadstone Net Lease Inc.	7,891,758	128,636
	Alexander & Baldwin Inc.	3,060,193	58,756
	Empire State Realty Trust Inc. Class A	5,746,815	51,434
	American Assets Trust Inc.	2,174,837	48,933
[1]	Global Net Lease Inc.	4,375,006	46,769
	Armada Hoffler Properties Inc.	2,854,748	35,456
	Gladstone Commercial Corp.	1,705,890	22,688
	NexPoint Diversified Real Estate Trust	1,331,846	15,569
	One Liberty Properties Inc.	716,078	14,629
			1,185,865
Health Care REITs (7.0%)
	Welltower Inc.	20,173,802	1,657,278
	Ventas Inc.	16,867,251	818,399
	Healthpeak Properties Inc.	23,061,148	503,425
	Omega Healthcare Investors Inc.	9,875,701	315,035
[1]	Healthcare Realty Trust Inc. Class A	16,052,884	313,513
[1]	Medical Properties Trust Inc.	25,226,304	254,533
	Physicians Realty Trust	10,058,406	148,261
	Shares	Market Value• ($000)
Sabra Health Care REIT Inc.	9,743,190	126,564
National Health Investors Inc.	1,828,463	100,401
CareTrust REIT Inc.	4,196,942	87,254
LTC Properties Inc.	1,744,302	58,539
Community Healthcare Trust Inc.	1,043,689	36,780
Universal Health Realty Income Trust	553,369	26,412
Global Medical REIT Inc.	2,629,583	26,033
Diversified Healthcare Trust	10,120,172	21,151
		4,493,578
Hotel & Resort REITs (2.4%)
Host Hotels & Resorts Inc.	30,078,602	553,446
Ryman Hospitality Properties Inc.	2,212,844	210,862
Apple Hospitality REIT Inc.	9,185,969	142,382
Park Hotels & Resorts Inc.	9,352,889	127,480
Sunstone Hotel Investors Inc.	8,342,160	85,007
Pebblebrook Hotel Trust	5,269,087	81,407
DiamondRock Hospitality Co.	8,895,336	75,610
RLJ Lodging Trust	6,816,044	70,205
Xenia Hotels & Resorts Inc.	4,686,682	59,521
Service Properties Trust	6,974,746	59,216
Summit Hotel Properties Inc.	4,514,474	29,073
Chatham Lodging Trust	2,061,410	19,790
		1,513,999
Industrial REITs (11.0%)
Prologis Inc.	38,932,811	4,856,868
Rexford Industrial Realty Inc.	8,464,510	466,310
Americold Realty Trust Inc.	11,387,047	369,168
EastGroup Properties Inc.	1,865,210	330,478

Real Estate Index Fund
		Shares	Market Value• ($000)
	First Industrial Realty Trust Inc.	5,574,611	288,207
	STAG Industrial Inc.	7,563,346	274,550
	Terreno Realty Corp.	3,490,187	207,108
	LXP Industrial Trust	12,332,576	124,189
	Innovative Industrial Properties Inc.	1,180,592	93,538
	Plymouth Industrial REIT Inc.	1,631,043	37,139
	Industrial Logistics Properties Trust	2,753,579	11,675
			7,059,230
Multi-Family Residential REITs (8.0%)
	AvalonBay Communities Inc.	5,902,869	1,113,576
	Equity Residential	14,576,104	961,148
	Mid-America Apartment Communities Inc.	4,916,146	735,751
	Essex Property Trust Inc.	2,717,872	661,938
	UDR Inc.	13,183,660	538,948
	Camden Property Trust	4,498,636	490,756
	Apartment Income REIT Corp. Class A	6,287,346	217,165
	Independence Realty Trust Inc.	9,460,758	161,211
	Elme Communities	3,697,367	60,082
*	Veris Residential Inc.	3,073,847	57,420
	Apartment Investment & Management Co. Class A	5,685,970	47,364
	NexPoint Residential Trust Inc.	972,958	40,436
	Centerspace	633,038	39,331
			5,125,126
Office REITs (4.1%)
	Alexandria Real Estate Equities Inc.	6,929,166	870,857
	Boston Properties Inc.	6,280,981	418,502
	Kilroy Realty Corp.	4,689,655	167,421
	Cousins Properties Inc.	6,393,921	156,203
	Vornado Realty Trust	6,874,326	154,535
	Corporate Office Properties Trust	4,742,660	123,309
	Highwoods Properties Inc.	4,448,091	112,403
	Douglas Emmett Inc.	7,407,684	108,893
[1]	SL Green Realty Corp.	2,714,642	102,369
	Equity Commonwealth	4,692,954	91,935
	JBG SMITH Properties	4,567,909	76,421
	Easterly Government Properties Inc. Class A	3,877,384	57,230
	Piedmont Office Realty Trust Inc. Class A	5,209,491	38,759
	Brandywine Realty Trust	7,233,191	36,528
		Shares	Market Value• ($000)
	Paramount Group Inc.	6,862,147	35,958
	Hudson Pacific Properties Inc.	5,355,707	31,438
	Office Properties Income Trust	2,049,098	15,778
	Orion Office REIT Inc.	2,264,876	14,722
	City Office REIT Inc.	1,679,263	9,185
	Franklin Street Properties Corp.	3,909,501	6,568
*,2	New York REIT Liquidating LLC	1,208	9
			2,629,023
Other (12.6%)[3]
[4,5]	Vanguard Real Estate II Index Fund	395,983,094	8,105,774
Other Specialized REITs (5.1%)
	VICI Properties Inc. Class A	36,936,653	1,162,766
	Iron Mountain Inc.	12,293,438	754,817
	Gaming & Leisure Properties Inc.	11,060,685	524,940
	Lamar Advertising Co. Class A	3,686,910	363,898
	EPR Properties	3,174,109	141,692
	Outfront Media Inc.	6,262,717	96,822
	Four Corners Property Trust Inc.	3,631,831	95,517
	Uniti Group Inc.	10,052,886	56,095
	Safehold Inc.	1,615,634	39,955
	Gladstone Land Corp.	1,433,103	23,990
			3,260,492
Retail REITs (10.9%)
	Realty Income Corp.	27,847,385	1,697,855
	Simon Property Group Inc.	13,375,136	1,666,542
	Kimco Realty Corp.	26,134,145	529,478
	Regency Centers Corp.	6,499,869	425,936
	NNN REIT Inc.	7,676,979	327,653
	Federal Realty Investment Trust	3,093,291	314,031
	Brixmor Property Group Inc.	12,671,459	288,149
	Agree Realty Corp.	3,805,982	246,551
	Spirit Realty Capital Inc.	5,958,860	240,321
	Kite Realty Group Trust	9,246,111	211,551
[1]	Phillips Edison & Co. Inc.	4,943,857	174,568
	Macerich Co.	9,060,700	115,524
	SITE Centers Corp.	7,937,438	111,521
[1]	Tanger Factory Outlet Centers Inc.	4,438,122	103,896
	Urban Edge Properties	4,958,062	84,337
	Retail Opportunity Investments Corp.	5,272,156	77,659
	InvenTrust Properties Corp.	2,844,927	69,246
	Acadia Realty Trust	4,012,731	63,040

Real Estate Index Fund
		Shares	Market Value• ($000)
	Getty Realty Corp.	1,873,541	60,553
	NETSTREIT Corp.	2,454,233	43,906
	Necessity Retail REIT Inc. Class A	5,635,384	40,011
	RPT Realty	3,648,737	39,662
	Urstadt Biddle Properties Inc. Class A	1,205,129	27,332
	Saul Centers Inc.	555,560	21,417
	Alexander's Inc.	97,127	18,781
	CBL & Associates Properties Inc.	473,776	10,314
	Urstadt Biddle Properties Inc.	16,032	360
*,2	Spirit MTA REIT	2,071,263	—
			7,010,194
Self-Storage REITs (5.7%)
	Public Storage	6,670,305	1,879,358
	Extra Space Storage Inc.	8,902,683	1,242,548
	CubeSmart	9,507,704	412,254
	National Storage Affiliates Trust	3,537,556	119,534
			3,653,694
Single-Family Residential REITs (4.1%)
	Invitation Homes Inc.	25,796,679	915,782
	Sun Communities Inc.	5,245,281	683,460
	Equity LifeStyle Properties Inc.	7,456,722	530,770
	American Homes 4 Rent Class A	12,652,694	474,223
	UMH Properties Inc.	2,401,043	39,977
*	Bluerock Homes Trust Inc.	149	2
			2,644,214
Telecom Tower REITs (10.5%)
	American Tower Corp.	19,648,163	3,739,242
	Crown Castle Inc.	18,283,746	1,979,947
	SBA Communications Corp. Class A	4,566,956	999,935
			6,719,124
Timber REITs (2.2%)
	Weyerhaeuser Co.	30,899,171	1,052,426
	Rayonier Inc.	5,905,320	195,584
	PotlatchDeltic Corp.	3,370,203	180,744
			1,428,754
Total Equity Real Estate Investment Trusts (REITs) (Cost $58,933,754)			59,474,844
Real Estate Management & Development (6.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,476,299	93,715
	RMR Group Inc. Class A	656,652	15,484
			109,199
		Shares	Market Value• ($000)
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,475,666	124,591
*	Forestar Group Inc.	840,551	24,779
			149,370
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	6,816,877	109,206
	Kennedy-Wilson Holdings Inc.	4,071,692	67,183
*,1	Seritage Growth Properties Class A	1,535,324	14,417
*,1	WeWork Inc. Class A	6,038,835	1,307
			192,113
Real Estate Services (6.0%)
*	CoStar Group Inc.	17,149,630	1,440,054
*	CBRE Group Inc. Class A	13,103,483	1,091,651
*	Zillow Group Inc. Class C	6,497,236	351,890
*	Jones Lang LaSalle Inc.	2,007,227	334,304
*	Zillow Group Inc. Class A	2,400,101	127,733
*	Opendoor Technologies Inc.	21,679,831	110,784
[1]	eXp World Holdings Inc.	3,143,060	78,388
*	Cushman & Wakefield plc	6,698,796	65,849
*,1	Redfin Corp.	4,276,913	64,068
*	Compass Inc. Class A	12,060,878	50,535
	Newmark Group Inc. Class A	6,099,416	42,208
	Marcus & Millichap Inc.	1,074,172	39,401
*	Anywhere Real Estate Inc.	4,182,102	35,046
	RE/MAX Holdings Inc. Class A	762,497	15,029
	Douglas Elliman Inc.	3,158,515	6,980
*,1	Offerpad Solutions Inc.	228,257	2,703
*,1	Doma Holdings Inc.	200,189	1,656
			3,858,279
Total Real Estate Management & Development (Cost $5,060,270)			4,308,961

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[6,7] Vanguard Market Liquidity Fund, 5.274% (Cost $748,640)	7,488,214	748,672
Total Investments (100.5%) (Cost $64,742,664)		64,532,477
Other Assets and Liabilities—Net (-0.5%)		(300,258)
Net Assets (100%)		64,232,219
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $302,594,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $318,355,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Homes 4 Rent Class A	8/31/23	BANA	37,223	(5.272)	1,979	—
Digital Realty Trust Inc.	8/31/23	BANA	42,701	(5.272)	3,857	—
Digital Realty Trust Inc.	1/31/24	GSI	29,553	(5.301)	1,547	—
Equity Residential	8/31/23	BANA	39,582	(5.272)	218	—
Redfin Corp.	1/31/24	GSI	5,796	(5.251)	—	(564)
Simon Property Group Inc.	1/31/24	GSI	48,660	(5.301)	1,089	—
VICI Properties Inc. Class A	8/31/23	BANA	169,722	(5.672)	1,629	—
Welltower Inc.	8/31/23	BANA	60,668	(5.272)	697	—
					11,016	(564)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $9,080,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $56,454,915)	55,678,031
Affiliated Issuers (Cost $748,640)	748,672
Vanguard Real Estate II Index Fund (Cost $7,539,109)	8,105,774
Total Investments in Securities	64,532,477
Investment in Vanguard	1,834
Cash	7,946
Receivables for Accrued Income	31,640
Receivables for Capital Shares Issued	21,660
Unrealized Appreciation—Over-the-Counter Swap Contracts	11,016
Total Assets	64,606,573
Liabilities
Payables for Investment Securities Purchased	21,487
Collateral for Securities on Loan	318,355
Payables for Capital Shares Redeemed	30,788
Payables to Vanguard	3,160
Unrealized Depreciation—Over-the-Counter Swap Contracts	564
Total Liabilities	374,354
Net Assets	64,232,219
1 Includes $302,594,000 of securities on loan.

Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At July 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	67,350,617
Total Distributable Earnings (Loss)	(3,118,398)
Net Assets	64,232,219

Investor Shares—Net Assets
Applicable to 3,427,358 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,115
Net Asset Value Per Share—Investor Shares	$28.34

ETF Shares—Net Assets
Applicable to 394,822,280 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,663,918
Net Asset Value Per Share—ETF Shares	$85.26

Admiral Shares—Net Assets
Applicable to 169,437,432 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,474,793
Net Asset Value Per Share—Admiral Shares	$120.84

Institutional Shares—Net Assets
Applicable to 534,490,081 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,996,393
Net Asset Value Per Share—Institutional Shares	$18.70
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	851,077
Dividends—Vanguard Real Estate II Index Fund	161,605
Interest—Affiliated Issuers	8,377
Securities Lending—Net	760
Total Income	1,021,819
Expenses
The Vanguard Group—Note B
Investment Advisory Services	674
Management and Administrative—Investor Shares	120
Management and Administrative—ETF Shares	16,838
Management and Administrative—Admiral Shares	10,574
Management and Administrative—Institutional Shares	4,250
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—ETF Shares	838
Marketing and Distribution—Admiral Shares	552
Marketing and Distribution—Institutional Shares	180
Custodian Fees	44
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	655
Shareholders’ Reports—Admiral Shares	179
Shareholders’ Reports—Institutional Shares	73
Trustees’ Fees and Expenses	17
Other Expenses	30
Total Expenses	35,028
Net Investment Income	986,791
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	168,393
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	(94,554)
Investment Securities Sold—Affiliated Issuers	24
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Futures Contracts	99
Swap Contracts	21,755
Realized Net Gain (Loss)	95,717

Real Estate Index Fund
Statement of Operations (continued)
Six Months Ended July 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(3,716,698)
Investment Securities—Affiliated Issuers	(46)
Investment Securities—Vanguard Real Estate II Index Fund	(527,018)
Swap Contracts	(20,545)
Change in Unrealized Appreciation (Depreciation)	(4,264,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,181,799)
1	Includes $874,579,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	986,791	1,757,360
Realized Net Gain (Loss)	95,717	2,948,495
Change in Unrealized Appreciation (Depreciation)	(4,264,307)	(14,507,077)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,181,799)	(9,801,222)
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(2,008)	(3,184)
ETF Shares	(663,421)	(893,338)
Admiral Shares	(408,596)	(518,210)
Institutional Shares	(199,226)	(253,055)
Return of Capital
Investor Shares	—	(1,590)
ETF Shares	—	(446,081)
Admiral Shares	—	(258,764)
Institutional Shares	—	(126,361)
Total Distributions	(1,273,251)	(2,500,583)
Capital Share Transactions
Investor Shares	(21,777)	(41,427)
ETF Shares	(767,399)	(3,046,898)
Admiral Shares	(237,649)	34,532
Institutional Shares	41,028	306,763
Net Increase (Decrease) from Capital Share Transactions	(985,797)	(2,747,030)
Total Increase (Decrease)	(5,440,847)	(15,048,835)
Net Assets
Beginning of Period	69,673,066	84,721,901
End of Period	64,232,219	69,673,066
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$30.26	$35.37	$28.23	$31.21	$27.69	$26.40
Investment Operations
Net Investment Income[1]	.397	.684	.602	.586	.719	.787
Net Realized and Unrealized Gain (Loss) on Investments	(1.774)	(4.766)	7.475	(2.498)	3.801	1.639
Total from Investment Operations	(1.377)	(4.082)	8.077	(1.912)	4.520	2.426
Distributions
Dividends from Net Investment Income	(.543)	(.686)	(.620)	(.624)	(.752)	(.851)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.342)	(.317)	(.444)	(.248)	(.285)
Total Distributions	(.543)	(1.028)	(.937)	(1.068)	(1.000)	(1.136)
Net Asset Value, End of Period	$28.34	$30.26	$35.37	$28.23	$31.21	$27.69
Total Return[2]	-4.42%	-11.39%	28.73%	-5.88%	16.59%	9.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97	$127	$196	$188	$243	$1,871
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%[3]	0.26%	0.26%	0.26%	0.25%
Acquired Fund Fees and Expenses[4]	0.01%	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	2.78%	2.18%	1.77%	2.18%	2.48%	3.02%
Portfolio Turnover Rate[5]	6%	7%	7%	8%	6%	24%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$91.06	$106.44	$84.96	$93.93	$83.36	$79.47
Investment Operations
Net Investment Income[1]	1.299	2.240	1.960	1.889	2.335	2.487
Net Realized and Unrealized Gain (Loss) on Investments	(5.401)	(14.394)	22.486	(7.525)	11.379	4.934
Total from Investment Operations	(4.102)	(12.154)	24.446	(5.636)	13.714	7.421
Distributions
Dividends from Net Investment Income	(1.698)	(2.152)	(1.943)	(1.947)	(2.364)	(2.646)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(1.074)	(1.023)	(1.387)	(.780)	(.885)
Total Distributions	(1.698)	(3.226)	(2.966)	(3.334)	(3.144)	(3.531)
Net Asset Value, End of Period	$85.26	$91.06	$106.44	$84.96	$93.93	$83.36
Total Return	-4.40%	-11.25%	28.88%	-5.80%	16.70%	9.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,664	$36,825	$46,673	$32,064	$37,682	$30,857
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[2]	0.12%	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.04%	2.38%	1.90%	2.33%	2.60%	3.15%
Portfolio Turnover Rate[4]	6%	7%	7%	8%	6%	24%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$129.05	$150.85	$120.40	$133.12	$118.14	$112.63
Investment Operations
Net Investment Income[1]	1.866	3.201	2.761	2.677	3.315	3.507
Net Realized and Unrealized Gain (Loss) on Investments	(7.669)	(20.428)	31.890	(10.672)	16.121	7.008
Total from Investment Operations	(5.803)	(17.227)	34.651	(7.995)	19.436	10.515
Distributions
Dividends from Net Investment Income	(2.407)	(3.050)	(2.770)	(2.759)	(3.350)	(3.751)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(1.523)	(1.431)	(1.966)	(1.106)	(1.254)
Total Distributions	(2.407)	(4.573)	(4.201)	(4.725)	(4.456)	(5.005)
Net Asset Value, End of Period	$120.84	$129.05	$150.85	$120.40	$133.12	$118.14
Total Return[2]	-4.36%	-11.26%	28.91%	-5.74%	16.73%	9.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,475	$22,110	$25,764	$19,702	$23,274	$18,223
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]	0.12%	0.12%	0.12%	0.11%
Acquired Fund Fees and Expenses[4]	0.01%	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.09%	2.41%	1.90%	2.33%	2.60%	3.16%
Portfolio Turnover Rate[5]	6%	7%	7%	8%	6%	24%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.97	$23.35	$18.64	$20.60	$18.28	$17.43
Investment Operations
Net Investment Income[1]	.294	.500	.432	.421	.518	.543
Net Realized and Unrealized Gain (Loss) on Investments	(1.190)	(3.168)	4.933	(1.646)	2.496	1.085
Total from Investment Operations	(.896)	(2.668)	5.365	(1.225)	3.014	1.628
Distributions
Dividends from Net Investment Income	(.374)	(.475)	(.432)	(.429)	(.522)	(.583)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Return of Capital	—	(.237)	(.223)	(.306)	(.172)	(.195)
Total Distributions	(.374)	(.712)	(.655)	(.735)	(.694)	(.778)
Net Asset Value, End of Period	$18.70	$19.97	$23.35	$18.64	$20.60	$18.28
Total Return	-4.34%	-11.27%	28.91%	-5.68%	16.77%	9.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,996	$10,610	$12,089	$9,478	$10,027	$8,206
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%	0.10%	0.10%	0.09%
Acquired Fund Fees and Expenses[3]	0.01%	—	—	—	—	—
Ratio of Net Investment Income to Average Net Assets	3.14%	2.43%	1.92%	2.37%	2.63%	3.18%
Portfolio Turnover Rate[4]	6%	7%	7%	8%	6%	24%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and for each prior period, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.  ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in affiliated Vanguard funds are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in

Real Estate Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2023.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2023, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Real Estate Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Real Estate Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,834,000, representing less than 0.01% of the fund’s net assets and 0.73% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Real Estate Index Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,783,796	—	9	63,783,805
Temporary Cash Investments	748,672	—	—	748,672
Total	64,532,468	—	9	64,532,477

Derivative Financial Instruments
Assets
Swap Contracts	—	11,016	—	11,016
Liabilities
Swap Contracts	—	564	—	564
D.  As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	65,047,486
Gross Unrealized Appreciation	8,039,695
Gross Unrealized Depreciation	(8,544,252)
Net Unrealized Appreciation (Depreciation)	(504,557)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $2,572,771,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Real Estate Index Fund
E.  During the six months ended July 31, 2023, the fund purchased $6,038,552,000 of investment securities and sold $7,031,479,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,344,402,000 and $3,478,267,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $0 and sales were $36,121,000, resulting in net realized loss of $6,561,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,597	165	12,156	378
Issued in Lieu of Cash Distributions	2,008	76	4,774	163
Redeemed	(28,382)	(1,019)	(58,357)	(1,875)
Net Increase (Decrease)—Investor Shares	(21,777)	(778)	(41,427)	(1,334)
ETF Shares
Issued	2,713,573	32,493	6,166,911	65,225
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,480,972)	(42,100)	(9,213,809)	(99,300)
Net Increase (Decrease)—ETF Shares	(767,399)	(9,607)	(3,046,898)	(34,075)
Admiral Shares
Issued	1,090,760	9,213	2,666,411	20,054
Issued in Lieu of Cash Distributions	359,906	3,188	682,639	5,494
Redeemed	(1,688,315)	(14,296)	(3,314,518)	(25,007)
Net Increase (Decrease)—Admiral Shares	(237,649)	(1,895)	34,532	541
Institutional Shares
Issued	842,292	46,430	2,009,244	97,409
Issued in Lieu of Cash Distributions	188,354	10,777	357,630	18,606
Redeemed	(989,618)	(53,934)	(2,060,111)	(102,593)
Net Increase (Decrease)—Institutional Shares	41,028	3,273	306,763	13,422

Real Estate Index Fund
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	399,890	NA2	NA2	24	(46)	8,377	—	748,672
Vanguard Real Estate II Index Fund	8,471,187	161,605	—	—	(527,018)	161,605	—	8,105,774
Total	8,871,077	161,605	—	24	(527,064)	169,982	—	8,854,446
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Fund Allocation
As of July 31, 2023
Data Center REITs	8.4%
Diversified Real Estate Activities	0.2
Diversified REITs	2.1
Health Care REITs	8.1
Hotel & Resort REITs	2.6
Industrial REITs	12.5
Multi-Family Residential REITs	9.2
Office REITs	4.7
Other Specialized REITs	6.1
Real Estate Development	0.3
Real Estate Operating Companies	0.4
Real Estate Services	6.9
Retail REITs	12.6
Self-Storage REITs	6.5
Single-Family Residential REITs	4.8
Telecom Tower REITs	12.0
Timber REITs	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Real Estate II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.1%)
Data Center REITs (8.4%)
	Equinix Inc.	587,443	475,782
	Digital Realty Trust Inc.	1,829,912	228,043
			703,825
Diversified REITs (2.1%)
	WP Carey Inc.	1,343,609	90,734
	Essential Properties Realty Trust Inc.	935,225	22,960
	Broadstone Net Lease Inc.	1,176,757	19,181
	Alexander & Baldwin Inc.	456,328	8,761
	Empire State Realty Trust Inc. Class A	857,807	7,677
	American Assets Trust Inc.	324,583	7,303
	Global Net Lease Inc.	651,051	6,960
	Armada Hoffler Properties Inc.	424,682	5,275
	Gladstone Commercial Corp.	253,297	3,369
	NexPoint Diversified Real Estate Trust	198,130	2,316
	One Liberty Properties Inc.	106,763	2,181
			176,717
Health Care REITs (8.1%)
	Welltower Inc.	3,117,650	256,115
	Ventas Inc.	2,513,126	121,937
	Healthpeak Properties Inc.	3,435,708	75,001
	Omega Healthcare Investors Inc.	1,471,877	46,953
	Healthcare Realty Trust Inc. Class A	2,392,450	46,725
[1]	Medical Properties Trust Inc.	3,759,071	37,929
	Physicians Realty Trust	1,499,083	22,096
	Sabra Health Care REIT Inc.	1,453,255	18,878
	National Health Investors Inc.	272,909	14,985
[1]	CareTrust REIT Inc.	625,117	12,996
	LTC Properties Inc.	260,065	8,728
	Shares	Market Value• ($000)
Community Healthcare Trust Inc.	155,386	5,476
Universal Health Realty Income Trust	82,242	3,925
Global Medical REIT Inc.	390,459	3,866
Diversified Healthcare Trust	1,503,164	3,142
		678,752
Hotel & Resort REITs (2.6%)
Host Hotels & Resorts Inc.	4,482,467	82,477
Ryman Hospitality Properties Inc.	329,655	31,413
Apple Hospitality REIT Inc.	1,369,203	21,223
Park Hotels & Resorts Inc.	994,915	13,561
Sunstone Hotel Investors Inc.	1,242,571	12,662
Pebblebrook Hotel Trust	785,075	12,129
DiamondRock Hospitality Co.	1,325,572	11,267
RLJ Lodging Trust	1,015,725	10,462
Xenia Hotels & Resorts Inc.	698,930	8,877
Service Properties Trust	1,039,842	8,828
Summit Hotel Properties Inc.	670,418	4,318
Chatham Lodging Trust	306,386	2,941
		220,158
Industrial REITs (12.5%)
Prologis Inc.	5,800,982	723,672
Rexford Industrial Realty Inc.	1,261,311	69,486
EastGroup Properties Inc.	277,944	49,246
Americold Realty Trust Inc.	1,446,613	46,899
First Industrial Realty Trust Inc.	830,362	42,930
STAG Industrial Inc.	1,126,656	40,898
Terreno Realty Corp.	519,847	30,848
LXP Industrial Trust	1,839,052	18,519
Innovative Industrial Properties Inc.	175,887	13,936

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Plymouth Industrial REIT Inc.	242,877	5,530
	Industrial Logistics Properties Trust	411,150	1,743
			1,043,707
Multi-Family Residential REITs (9.2%)
	AvalonBay Communities Inc.	879,493	165,916
	Equity Residential	2,261,118	149,098
	Mid-America Apartment Communities Inc.	732,419	109,614
	Essex Property Trust Inc.	404,969	98,630
	UDR Inc.	1,964,562	80,311
	Camden Property Trust	670,352	73,129
	Apartment Income REIT Corp. Class A	936,857	32,359
	Independence Realty Trust Inc.	1,409,758	24,022
	Elme Communities	551,223	8,957
*	Veris Residential Inc.	458,588	8,567
	Apartment Investment & Management Co. Class A	848,623	7,069
	NexPoint Residential Trust Inc.	144,817	6,019
	Centerspace	94,248	5,856
			769,547
Office REITs (4.7%)
	Alexandria Real Estate Equities Inc.	1,032,549	129,771
	Boston Properties Inc.	935,876	62,357
	Kilroy Realty Corp.	699,156	24,960
	Cousins Properties Inc.	953,177	23,286
	Vornado Realty Trust	1,025,138	23,045
	Corporate Office Properties Trust	707,404	18,392
	Highwoods Properties Inc.	662,959	16,753
	Douglas Emmett Inc.	1,104,122	16,231
[1]	SL Green Realty Corp.	404,291	15,246
	Equity Commonwealth	698,721	13,688
	JBG SMITH Properties	681,013	11,393
	Easterly Government Properties Inc. Class A	578,240	8,535
	Piedmont Office Realty Trust Inc. Class A	775,476	5,770
	Brandywine Realty Trust	1,077,029	5,439
	Paramount Group Inc.	1,021,740	5,354
	Hudson Pacific Properties Inc.	795,243	4,668
	Office Properties Income Trust	304,573	2,345
	Orion Office REIT Inc.	337,384	2,193
	Shares	Market Value• ($000)
City Office REIT Inc.	250,470	1,370
Franklin Street Properties Corp.	582,646	979
		391,775
Other Specialized REITs (6.1%)
VICI Properties Inc. Class A	6,308,079	198,578
Iron Mountain Inc.	1,831,641	112,463
Gaming & Leisure Properties Inc.	1,648,153	78,221
Lamar Advertising Co. Class A	549,458	54,232
EPR Properties	472,982	21,114
Outfront Media Inc.	932,476	14,416
Four Corners Property Trust Inc.	540,734	14,221
Uniti Group Inc.	1,500,203	8,371
Safehold Inc.	240,552	5,949
Gladstone Land Corp.	212,786	3,562
		511,127
Retail REITs (12.6%)
Simon Property Group Inc.	2,052,497	255,741
Realty Income Corp.	4,149,201	252,977
Kimco Realty Corp.	3,894,384	78,900
Regency Centers Corp.	968,400	63,459
NNN REIT Inc.	1,143,927	48,823
Federal Realty Investment Trust	460,918	46,792
Brixmor Property Group Inc.	1,887,584	42,924
Agree Realty Corp.	566,985	36,729
Spirit Realty Capital Inc.	887,774	35,804
Kite Realty Group Trust	1,377,371	31,514
Phillips Edison & Co. Inc.	736,686	26,012
Macerich Co.	1,350,332	17,217
SITE Centers Corp.	1,182,667	16,617
Tanger Factory Outlet Centers Inc.	661,387	15,483
Urban Edge Properties	738,521	12,562
Retail Opportunity Investments Corp.	785,556	11,571
InvenTrust Properties Corp.	424,000	10,320
Acadia Realty Trust	598,719	9,406
Getty Realty Corp.	279,318	9,028
NETSTREIT Corp.	366,436	6,556
Necessity Retail REIT Inc. Class A	838,870	5,956
RPT Realty	543,222	5,905
Urstadt Biddle Properties Inc. Class A	181,705	4,121
Saul Centers Inc.	82,487	3,180
Alexander's Inc.	14,415	2,787

Real Estate II Index Fund
		Shares	Market Value• ($000)
	CBL & Associates Properties Inc.	70,377	1,532
*,2	Spirit MTA REIT	257,871	—
			1,051,916
Self-Storage REITs (6.5%)
	Public Storage	993,870	280,023
	Extra Space Storage Inc.	1,326,495	185,139
	CubeSmart	1,416,567	61,422
	National Storage Affiliates Trust	527,242	17,816
			544,400
Single-Family Residential REITs (4.8%)
	Invitation Homes Inc.	3,843,523	136,445
	Sun Communities Inc.	781,616	101,845
	Equity LifeStyle Properties Inc.	1,111,161	79,092
	American Homes 4 Rent Class A	2,041,988	76,534
	UMH Properties Inc.	357,483	5,952
			399,868
Telecom Tower REITs (12.0%)
	American Tower Corp.	2,927,580	557,148
	Crown Castle Inc.	2,724,272	295,011
	SBA Communications Corp. Class A	680,470	148,989
			1,001,148
Timber REITs (2.5%)
	Weyerhaeuser Co.	4,603,891	156,808
	Rayonier Inc.	879,943	29,144
	PotlatchDeltic Corp.	501,988	26,922
			212,874
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,959,736)			7,705,814
Real Estate Management & Development (7.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	219,984	13,964
	RMR Group Inc. Class A	97,862	2,308
			16,272
Real Estate Development (0.3%)
*	Howard Hughes Corp.	220,011	18,576
*	Forestar Group Inc.	124,871	3,681
			22,257
Real Estate Operating Companies (0.3%)
	DigitalBridge Group Inc.	1,015,094	16,262
	Kennedy-Wilson Holdings Inc.	606,881	10,013
*,1	Seritage Growth Properties Class A	228,505	2,146
*,1	WeWork Inc. Class A	906,069	196
			28,617
		Shares	Market Value• ($000)
Real Estate Services (6.9%)
*	CoStar Group Inc.	2,555,313	214,570
*	CBRE Group Inc. Class A	1,952,421	162,656
*	Zillow Group Inc. Class C	964,649	52,245
*	Jones Lang LaSalle Inc.	299,137	49,821
*	Zillow Group Inc. Class A	361,047	19,215
*	Opendoor Technologies Inc.	3,228,388	16,497
[1]	eXp World Holdings Inc.	468,451	11,683
*	Redfin Corp.	689,490	10,329
*	Cushman & Wakefield plc	998,900	9,819
*	Compass Inc. Class A	1,800,307	7,543
	Newmark Group Inc. Class A	908,197	6,285
	Marcus & Millichap Inc.	159,605	5,854
*	Anywhere Real Estate Inc.	622,774	5,219
	RE/MAX Holdings Inc. Class A	113,649	2,240
	Douglas Elliman Inc.	472,368	1,044
*,1	Offerpad Solutions Inc.	34,520	409
*	Doma Holdings Inc.	28,787	238
			575,667
Total Real Estate Management & Development (Cost $709,864)			642,813
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund, 5.274% (Cost $71,479)	714,905	71,476
Total Investments (100.7%) (Cost $7,741,079)			8,420,103
Other Assets and Liabilities—Net (-0.7%)			(56,350)
Net Assets (100%)			8,363,753
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,810,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $59,444,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Real Estate II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust Inc.	1/31/24	GSI	8,148	(5.251)	—	(58)
Park Hotels & Resorts Inc.	1/31/24	GSI	5,224	(5.251)	218	—
					218	(58)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,669,600)	8,348,627
Affiliated Issuers (Cost $71,479)	71,476
Total Investments in Securities	8,420,103
Investment in Vanguard	278
Cash	2,092
Receivables for Accrued Income	4,484
Receivables for Capital Shares Issued	93
Unrealized Appreciation—Over-the-Counter Swap Contracts	218
Total Assets	8,427,268
Liabilities
Payables for Investment Securities Purchased	3,712
Collateral for Securities on Loan	59,444
Payables for Capital Shares Redeemed	6
Payables to Vanguard	295
Unrealized Depreciation—Over-the-Counter Swap Contracts	58
Total Liabilities	63,515
Net Assets	8,363,753
1 Includes $55,810,000 of securities on loan.
At July 31, 2023, net assets consisted of:

Paid-in Capital	7,798,161
Total Distributable Earnings (Loss)	565,592
Net Assets	8,363,753

Net Assets
Applicable to 408,622,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,363,753
Net Asset Value Per Share	$20.47
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends	124,070
Interest[1]	134
Securities Lending—Net	110
Total Income	124,314
Expenses
The Vanguard Group—Note B
Investment Advisory Services	82
Management and Administrative	2,957
Marketing and Distribution	71
Custodian Fees	83
Shareholders’ Reports	9
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,212
Net Investment Income	121,102
Realized Net Gain (Loss)
Capital Gain Distributions Received	24,390
Investment Securities Sold[1]	(78,412)
Futures Contracts	14
Swap Contracts	(422)
Realized Net Gain (Loss)	(54,430)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(441,731)
Swap Contracts	160
Change in Unrealized Appreciation (Depreciation)	(441,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	(374,899)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $134,000, ($4,000), and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121,102	211,725
Realized Net Gain (Loss)	(54,430)	70,280
Change in Unrealized Appreciation (Depreciation)	(441,571)	(1,336,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	(374,899)	(1,054,360)
Distributions
Net Investment Income and/or Realized Capital Gains	(166,659)	(291,773)
Return of Capital	—	(48,996)
Total Distributions	(166,659)	(340,769)
Capital Share Transactions
Issued	53,498	203,267
Issued in Lieu of Cash Distributions	166,659	340,769
Redeemed	(4,681)	(1,113)
Net Increase (Decrease) from Capital Share Transactions	215,476	542,923
Total Increase (Decrease)	(326,082)	(852,206)
Net Assets
Beginning of Period	8,689,835	9,542,041
End of Period	8,363,753	8,689,835
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.86	$25.69	$20.50	$22.64	$20.10	$19.17
Investment Operations
Net Investment Income[1]	.300	.558	.484	.471	.571	.611
Net Realized and Unrealized Gain (Loss) on Investments	(1.275)	(3.493)	5.427	(1.808)	2.752	1.176
Total from Investment Operations	(.975)	(2.935)	5.911	(1.337)	3.323	1.787
Distributions
Dividends from Net Investment Income	(.415)	(.528)	(.477)	(.465)	(.590)	(.626)
Distributions from Realized Capital Gains	—	(.238)	(.034)	—	—	—
Return of Capital	—	(.129)	(.210)	(.338)	(.193)	(.231)
Total Distributions	(.415)	(.895)	(.721)	(.803)	(.783)	(.857)
Net Asset Value, End of Period	$20.47	$21.86	$25.69	$20.50	$22.64	$20.10
Total Return	-4.31%	-11.23%	28.96%	-5.70%	16.78%	9.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,364	$8,690	$9,542	$7,400	$7,848	$6,719
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.93%	2.47%	1.95%	2.41%	2.63%	3.22%
Portfolio Turnover Rate	5%	5%[3]	6%	4%	3%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at July 31, 2023, the Real Estate Index Fund was the record and beneficial owner of 96.9% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at July 31, 2023.

Real Estate II Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Real Estate II Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the

Real Estate II Index Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $278,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate II Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,348,627	—	—	8,348,627
Temporary Cash Investments	71,476	—	—	71,476
Total	8,420,103	—	—	8,420,103

Derivative Financial Instruments
Assets
Swap Contracts	—	218	—	218
Liabilities
Swap Contracts	—	58	—	58
D.  As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,791,542
Gross Unrealized Appreciation	1,641,298
Gross Unrealized Depreciation	(1,012,577)
Net Unrealized Appreciation (Depreciation)	628,721
E.  During the six months ended July 31, 2023, the fund purchased $586,052,000 of investment securities and sold $374,306,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $31,616,000 and sales were $739,000, resulting in net realized loss of $426,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Real Estate II Index Fund
F.  Capital shares issued and redeemed were:
	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	Shares (000)	Shares (000)
Issued	2,645	9,838
Issued in Lieu of Cash Distributions	8,728	16,244
Redeemed	(232)	(52)
Net Increase (Decrease) in Shares Outstanding	11,141	26,030
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Real Estate Index Fund and the board of trustees of Vanguard Real Estate II Index Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.
Each board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
Each board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, each board received periodic reports throughout the year, which included information about the respective fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether either board approved its respective fund’s arrangement. Rather, it was the totality of the circumstances that drove each board’s decision.
Nature, extent, and quality of services
The board of the Real Estate Index Fund reviewed the quality of that fund’s investment management services over both the short and long term, while the board of the Real Estate II Index Fund reviewed the quality of that fund’s investment management services since its inception in 2017; each took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement with its respective fund.
Investment performance
The board of the Real Estate Index Fund considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group, while the board of the Real Estate II Index Fund considered the short-term and since inception performance of the fund compared with its target index and peer group. Each board concluded that the performance of its respective fund was such that its advisory arrangement should continue.

Cost
Each board concluded that the respective fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the respective fund’s advisory expenses were also below the peer-group average.
Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
Each board concluded that its respective fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
Each board will consider whether to renew its respective advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds and Vanguard Fixed Income Securities Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1232 092023

Semiannual Report   |   July 31, 2023
Vanguard Dividend Growth Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	15

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
Dividend Growth Fund	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,038.80	$1.47
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.36	1.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.29%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Dividend Growth Fund
Fund Allocation
As of July 31, 2023
Consumer Discretionary	11.6%
Consumer Staples	15.1
Financials	14.3
Health Care	18.8
Industrials	21.5
Information Technology	9.4
Materials	5.6
Real Estate	2.7
Utilities	1.0
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.7%)
Consumer Discretionary (11.3%)
TJX Cos. Inc.	21,905,500	1,895,483
McDonald's Corp.	5,354,152	1,569,837
NIKE Inc. Class B	13,996,536	1,545,078
Home Depot Inc.	3,005,113	1,003,227
		6,013,625
Consumer Staples (14.8%)
Colgate-Palmolive Co.	20,305,449	1,548,493
PepsiCo Inc.	8,137,195	1,525,399
Procter & Gamble Co.	9,661,520	1,510,096
Coca-Cola Co.	19,678,563	1,218,693
Costco Wholesale Corp.	2,088,215	1,170,799
Diageo plc	20,938,497	913,804
		7,887,284
Financials (14.0%)
Visa Inc. Class A	6,564,304	1,560,532
Marsh & McLennan Cos. Inc.	7,771,644	1,464,333
Mastercard Inc. Class A	3,556,678	1,402,327
American Express Co.	7,736,675	1,306,570
Chubb Ltd.	5,807,696	1,187,151
PNC Financial Services Group Inc.	3,813,205	521,990
		7,442,903
Health Care (18.3%)
UnitedHealth Group Inc.	3,792,207	1,920,260
Stryker Corp.	6,321,560	1,791,593
Danaher Corp.	5,712,622	1,457,061
Johnson & Johnson	7,891,857	1,322,123
Abbott Laboratories	9,952,693	1,108,033
Medtronic plc	12,087,177	1,060,771
Merck & Co. Inc.	6,828,210	728,228
Pfizer Inc.	10,529,691	379,701
		9,767,770
		Shares	Market Value• ($000)
Industrials (21.0%)
	Honeywell International Inc.	8,288,241	1,608,996
	Northrop Grumman Corp.	3,270,720	1,455,470
	Union Pacific Corp.	5,452,417	1,265,070
	RTX Corp.	14,165,736	1,245,593
	General Dynamics Corp.	5,308,424	1,186,857
	United Parcel Service Inc. Class B (XNYS)	5,643,110	1,055,995
	Canadian National Railway Co.	8,711,462	1,055,959
	Automatic Data Processing Inc.	3,948,604	976,332
	Lockheed Martin Corp.	1,738,044	775,811
	Deere & Co.	1,351,145	580,452
			11,206,535
Information Technology (9.2%)
	Microsoft Corp.	6,212,918	2,087,043
	Accenture plc Class A	4,754,021	1,503,935
	Texas Instruments Inc.	7,263,187	1,307,374
			4,898,352
Materials (5.5%)
	Linde plc	3,923,013	1,532,603
	Ecolab Inc.	7,532,767	1,379,551
			2,912,154
Real Estate (2.6%)
	American Tower Corp.	3,698,887	703,935
	Public Storage	2,449,493	690,145
			1,394,080
Utilities (1.0%)
	NextEra Energy Inc.	7,166,381	525,296
Total Common Stocks (Cost $27,797,737)			52,047,999
Temporary Cash Investments (2.2%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.274%	262	26
4

Dividend Growth Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (2.2%)
Credit Agricole Securities 5.280%, 8/1/23 (Dated 7/31/23, Repurchase Value $206,130,000, collateralized by U.S. Treasury Note/Bond 3.500%–3.750%, 4/30/30–5/31/30, with a value of $210,222,000)	206,100	206,100
JP Morgan Securities LLC 5.290%, 8/1/23 (Dated 7/31/23, Repurchase Value $49,007,000, collateralized by U.S. Treasury Note/Bond 2.500%–3.000%, 8/15/23–9/30/25, with a value of $49,980,000)	49,000	49,000
Natixis SA 5.280%, 8/1/23 (Dated 7/31/23, Repurchase Value $460,368,000, collateralized by Federal Home Loan Bank 3.000%, 2/24/37, U.S Treasury Bill 0.000%, 11/9/23, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 10/15/26–2/15/53 and U.S. Treasury Note/Bond 0.500%–4.625%, 11/15/23–11/15/51, with a value of $469,506,000)	460,300	460,300
	Face Amount ($000)	Market Value• ($000)
NatWest Markets plc 5.270%, 8/1/23 (Dated 7/31/23, Repurchase Value $287,342,000, collateralized by U.S. Treasury Note/Bond 0.375%–4.500%, 1/31/24–6/30/30, with a value of $293,046,000)	287,300	287,300
Societe Generale 5.280%, 8/1/23 (Dated 7/31/23, Repurchase Value $175,726,000, collateralized by U.S. Treasury Note/Bond 4.125%, 7/31/28, with a value of $179,214,000)	175,700	175,700
		1,178,400
Total Temporary Cash Investments (Cost $1,178,426)		1,178,426
Total Investments (99.9%) (Cost $28,976,163)		53,226,425
Other Assets and Liabilities—Net (0.1%)		51,854
Net Assets (100%)		53,278,279
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Dividend Growth Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $28,976,137)	53,226,399
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	53,226,425
Investment in Vanguard	1,802
Receivables for Investment Securities Sold	39,746
Receivables for Accrued Income	70,614
Receivables for Capital Shares Issued	13,722
Total Assets	53,352,309
Liabilities
Due to Custodian	136
Payables for Investment Securities Purchased	18,522
Payables to Investment Advisor	15,748
Payables for Capital Shares Redeemed	36,341
Payables to Vanguard	3,283
Total Liabilities	74,030
Net Assets	53,278,279
At July 31, 2023, net assets consisted of:

Paid-in Capital	28,917,595
Total Distributable Earnings (Loss)	24,360,684
Net Assets	53,278,279

Net Assets
Applicable to 1,460,157,197 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,278,279
Net Asset Value Per Share	$36.49

See accompanying Notes, which are an integral part of the Financial Statements.
6

Dividend Growth Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends[1]	474,745
Interest[2]	23,794
Securities Lending—Net	1
Total Income	498,540
Expenses
Investment Advisory Fees—Note B
Basic Fee	34,184
Performance Adjustment	4,040
The Vanguard Group—Note C
Management and Administrative	34,301
Marketing and Distribution	1,683
Custodian Fees	130
Shareholders’ Reports	248
Trustees’ Fees and Expenses	14
Other Expenses	7
Total Expenses	74,607
Expenses Paid Indirectly	(6)
Net Expenses	74,601
Net Investment Income	423,939
Realized Net Gain (Loss)
Investment Securities Sold[2]	53,763
Foreign Currencies	405
Realized Net Gain (Loss)	54,168
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,505,696
Foreign Currencies	30
Change in Unrealized Appreciation (Depreciation)[2]	1,505,726
Net Increase (Decrease) in Net Assets Resulting from Operations	1,983,833
1	Dividends are net of foreign withholding taxes of $1,584,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	423,939	881,404
Realized Net Gain (Loss)	54,168	950,732
Change in Unrealized Appreciation (Depreciation)	1,505,726	(2,275,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,983,833	(443,107)
Distributions
Total Distributions	(429,979)	(3,115,838)
Capital Share Transactions
Issued	2,203,208	6,800,227
Issued in Lieu of Cash Distributions	377,631	2,759,975
Redeemed	(4,308,521)	(6,734,733)
Net Increase (Decrease) from Capital Share Transactions	(1,727,682)	2,825,469
Total Increase (Decrease)	(173,828)	(733,476)
Net Assets
Beginning of Period	53,452,107	54,185,583
End of Period	53,278,279	53,452,107

See accompanying Notes, which are an integral part of the Financial Statements.
8

Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$35.42	$37.85	$31.82	$30.63	$26.03	$27.85
Investment Operations
Net Investment Income[1]	.286	.596	.576	.557	.536	.520
Net Realized and Unrealized Gain (Loss) on Investments	1.077	(.893)	7.593	1.572	5.499	(.178)
Total from Investment Operations	1.363	(.297)	8.169	2.129	6.035	.342
Distributions
Dividends from Net Investment Income	(.293)	(.590)	(.574)	(.539)	(.525)	(.526)
Distributions from Realized Capital Gains	—	(1.543)	(1.565)	(.400)	(.910)	(1.636)
Total Distributions	(.293)	(2.133)	(2.139)	(.939)	(1.435)	(2.162)
Net Asset Value, End of Period	$36.49	$35.42	$37.85	$31.82	$30.63	$26.03
Total Return[2]	3.88%	-0.76%	25.66%	7.03%	23.33%	1.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,278	$53,452	$54,186	$45,099	$43,024	$32,856
Ratio of Total Expenses to Average Net Assets[3]	0.29%[4]	0.30%[4]	0.27%	0.26%	0.27%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.68%	1.56%	1.85%	1.82%	1.93%
Portfolio Turnover Rate	4%	11%	15%	15%	17%	23%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.03%, (0.00%), (0.01%), 0.00%, and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.29% and 0.30%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Dividend Growth Fund
Notes to Financial Statements
Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
10

Dividend Growth Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
11

Dividend Growth Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the NASDAQ US Dividend Achievers Select Index for periods prior to September 20, 2021, and to the current benchmark S&P U.S. Dividend Growers Index, beginning September 20, 2021, for the preceding three years. The benchmark change will be fully phased in by October 2024. For the six months ended July 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $4,040,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,802,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, these arrangements reduced the fund’s management and administrative expenses by $2,000 and custodian fees by $4,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
12

Dividend Growth Fund
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,134,195	913,804	—	52,047,999
Temporary Cash Investments	26	1,178,400	—	1,178,426
Total	51,134,221	2,092,204	—	53,226,425
F.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,981,282
Gross Unrealized Appreciation	24,254,913
Gross Unrealized Depreciation	(9,770)
Net Unrealized Appreciation (Depreciation)	24,245,143
G.	During the six months ended July 31, 2023, the fund purchased $2,280,274,000 of investment securities and sold $3,683,680,000 of investment securities, other than temporary cash investments.
13

Dividend Growth Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	Shares (000)	Shares (000)
Issued	62,515	191,019
Issued in Lieu of Cash Distributions	10,674	76,943
Redeemed	(122,254)	(190,197)
Net Increase (Decrease) in Shares Outstanding	(49,065)	77,765
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Dividend Growth Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
15

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q572 092023

Semiannual Report   |   July 31, 2023
Vanguard Dividend Appreciation Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	20
Liquidity Risk Management	22

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,074.30	$0.31
Admiral™ Shares	1,000.00	1,074.10	0.41
Based on Hypothetical 5% Yearly Return
Dividend Appreciation Index Fund
ETF Shares	$1,000.00	$1,024.50	$0.30
Admiral Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.06% for ETF Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Dividend Appreciation Index Fund
Fund Allocation
As of July 31, 2023
Communication Services	1.3%
Consumer Discretionary	7.2
Consumer Staples	12.0
Energy	3.0
Financials	18.0
Health Care	15.4
Industrials	13.1
Information Technology	22.5
Materials	4.5
Utilities	3.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (1.3%)
	Comcast Corp. Class A	24,081,195	1,089,915
	John Wiley & Sons Inc. Class A	239,789	8,208
			1,098,123
Consumer Discretionary (7.2%)
	Home Depot Inc.	5,743,449	1,917,393
	McDonald's Corp.	4,121,905	1,208,542
	Lowe's Cos. Inc.	3,456,037	809,646
	NIKE Inc. Class B	7,034,749	776,566
	Starbucks Corp.	6,464,753	656,625
	Tractor Supply Co.	618,168	138,463
	Genuine Parts Co.	793,752	123,603
	Pool Corp.	220,523	84,844
	Service Corp. International	853,794	56,905
	Williams-Sonoma Inc.	371,610	51,520
	Lithia Motors Inc. Class A	155,317	48,231
	Churchill Downs Inc.	372,443	43,147
	Polaris Inc.	302,036	41,029
	Thor Industries Inc.	302,294	34,912
	Brunswick Corp.	397,681	34,324
[1]	Dillard's Inc. Class A	19,195	6,585
	Monro Inc.	175,800	6,443
	Aaron's Co. Inc.	178,828	2,829
	Haverty Furniture Cos. Inc.	75,331	2,682
	Shoe Carnival Inc.	98,135	2,611
			6,046,900
Consumer Staples (11.9%)
	Procter & Gamble Co.	13,367,448	2,089,332
	PepsiCo Inc.	7,781,472	1,458,715
	Costco Wholesale Corp.	2,497,811	1,400,448
	Coca-Cola Co.	21,973,660	1,360,829
	Walmart Inc.	7,969,920	1,274,071
	Colgate-Palmolive Co.	4,683,628	357,173
	Target Corp.	2,605,993	355,640
	Archer-Daniels-Midland Co.	3,088,342	262,385
	Sysco Corp.	2,857,119	218,027
	Hershey Co.	831,664	192,372
	Church & Dwight Co. Inc.	1,378,551	131,886
	Kroger Co.	2,684,669	130,582
	McCormick & Co. Inc.	1,414,403	126,561
	Clorox Co.	696,871	105,562
	Shares	Market Value• ($000)
Tyson Foods Inc. Class A	1,635,042	91,104
J M Smucker Co.	601,605	90,632
Brown-Forman Corp. Class B	1,033,433	72,960
Hormel Foods Corp.	1,636,292	66,892
Casey's General Stores Inc.	210,028	53,066
Ingredion Inc.	372,285	41,420
Flowers Foods Inc.	1,089,584	26,924
Lancaster Colony Corp.	112,295	21,631
WD-40 Co.	76,243	17,498
J & J Snack Foods Corp.	84,061	13,477
Andersons Inc.	176,027	8,594
SpartanNash Co.	200,473	4,499
Tootsie Roll Industries Inc.	103,851	3,620
		9,975,900
Energy (3.0%)
Exxon Mobil Corp.	22,829,584	2,448,245
Texas Pacific Land Corp.	34,711	52,285
		2,500,530
Financials (17.9%)
JPMorgan Chase & Co.	16,500,256	2,606,380
Visa Inc. Class A	8,748,437	2,079,766
Mastercard Inc. Class A	4,753,098	1,874,051
S&P Global Inc.	1,873,909	739,276
Goldman Sachs Group Inc.	1,877,583	668,175
BlackRock Inc.	848,275	626,748
Marsh & McLennan Cos. Inc.	2,799,905	527,558
Chubb Ltd.	2,337,922	477,895
CME Group Inc.	2,030,731	404,034
Aon plc Class A (XNYS)	1,161,117	369,816
Moody's Corp.	891,209	314,374
PNC Financial Services Group Inc.	2,265,616	310,140
Arthur J Gallagher & Co.	1,202,525	258,302
MetLife Inc.	3,635,680	228,939
Travelers Cos. Inc.	1,321,524	228,108
Aflac Inc.	3,135,371	226,813
Ameriprise Financial Inc.	594,766	207,246
Bank of New York Mellon Corp.	4,052,049	183,801
Allstate Corp.	1,495,586	168,523
4

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Discover Financial Services	1,466,733	154,814
State Street Corp.	1,982,895	143,641
Hartford Financial Services Group Inc.	1,767,932	127,079
Raymond James Financial Inc.	1,075,037	118,329
Fifth Third Bancorp	3,857,237	112,246
Principal Financial Group Inc.	1,274,826	101,820
Nasdaq Inc.	1,911,173	96,495
Cincinnati Financial Corp.	887,793	95,509
FactSet Research Systems Inc.	215,330	93,677
Brown & Brown Inc.	1,328,835	93,616
Cboe Global Markets Inc.	595,638	83,199
W R Berkley Corp.	1,137,402	70,166
Jack Henry & Associates Inc.	410,611	68,806
MarketAxess Holdings Inc.	212,791	57,288
Globe Life Inc.	502,147	56,326
RenaissanceRe Holdings Ltd.	284,098	53,058
Reinsurance Group of America Inc.	375,827	52,747
Unum Group	1,045,914	50,842
American Financial Group Inc.	393,177	47,814
Primerica Inc.	204,725	43,545
Assurant Inc.	299,925	40,343
Cullen/Frost Bankers Inc.	362,337	39,343
SEI Investments Co.	573,315	36,113
Commerce Bancshares Inc.	644,053	34,251
Prosperity Bancshares Inc.	535,034	33,878
SouthState Corp.	426,781	33,148
Morningstar Inc.	142,366	32,813
Zions Bancorp NA	832,708	31,851
Erie Indemnity Co. Class A	140,545	31,195
RLI Corp.	228,013	30,419
Evercore Inc. Class A	199,156	26,898
Bank OZK	610,181	26,683
Home BancShares Inc.	1,071,500	26,048
Axis Capital Holdings Ltd.	440,438	24,277
First Financial Bankshares Inc.	732,938	23,886
Hanover Insurance Group Inc.	202,525	22,983
Glacier Bancorp Inc.	624,170	20,410
Assured Guaranty Ltd.	333,710	19,949
American Equity Investment Life Holding Co.	358,068	19,218
UMB Financial Corp.	245,605	17,438
CNO Financial Group Inc.	643,473	16,550
Community Bank System Inc.	303,672	16,347
Independent Bank Corp. (XNGS)	252,263	15,199
International Bancshares Corp.	295,109	14,649
		Shares	Market Value• ($000)
	BOK Financial Corp.	163,277	14,545
	Simmons First National Corp. Class A	708,779	14,310
	Atlantic Union Bankshares Corp.	422,292	13,505
	First Merchants Corp.	348,901	11,207
	BancFirst Corp.	97,622	9,752
	Towne Bank	371,151	9,383
	NBT Bancorp Inc.	242,437	9,019
	Cohen & Steers Inc.	140,086	9,009
	Federal Agricultural Mortgage Corp. Class C	52,408	8,425
	City Holding Co.	84,166	8,325
	Stock Yards Bancorp Inc.	167,959	8,030
	Lakeland Financial Corp.	143,418	7,951
	Westamerica BanCorp	147,914	7,276
	TriCo Bancshares	189,482	7,083
	Horace Mann Educators Corp.	231,961	6,989
	Southside Bancshares Inc.	174,370	5,791
	Lakeland Bancorp Inc.	363,312	5,490
	German American Bancorp Inc.	159,086	4,687
	1st Source Corp.	98,975	4,642
	Tompkins Financial Corp.	73,096	4,397
	Heritage Financial Corp.	200,419	3,760
	Cass Information Systems Inc.	72,874	2,766
	First Financial Corp.	60,221	2,301
	Southern Missouri Bancorp Inc.	43,509	2,091
	Hingham Institution for Savings	8,543	1,900
	Bank of Marin Bancorp	75,250	1,579
			15,039,064
Health Care (15.4%)
	UnitedHealth Group Inc.	5,256,753	2,661,862
[1]	Johnson & Johnson	14,672,824	2,458,138
	Merck & Co. Inc.	14,327,598	1,528,038
	Abbott Laboratories	9,819,254	1,093,178
	Bristol-Myers Squibb Co.	11,861,031	737,637
	Medtronic plc	7,505,921	658,720
	Elevance Health Inc.	1,338,625	631,336
	Stryker Corp.	1,905,648	540,080
	Zoetis Inc.	2,609,072	490,740
	Becton Dickinson & Co.	1,610,596	448,744
	Humana Inc.	714,657	326,477
	McKesson Corp.	792,784	319,016
	ResMed Inc.	826,648	183,805
	AmerisourceBergen Corp.	916,021	171,204
	West Pharmaceutical Services Inc.	418,865	154,159
	Cardinal Health Inc.	1,461,530	133,686
	STERIS plc	563,277	127,047
	Quest Diagnostics Inc.	648,504	87,684
	Chemed Corp.	84,826	44,202
	Ensign Group Inc.	314,821	30,497
	Perrigo Co. plc	765,155	28,035
	Embecta Corp.	326,231	6,962
	LeMaitre Vascular Inc.	109,389	6,917

5

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Atrion Corp.	7,491	4,200
		12,872,364
Industrials (13.0%)
Union Pacific Corp.	3,458,901	802,534
Caterpillar Inc.	2,910,194	771,696
United Parcel Service Inc. Class B (XNYS)	4,092,211	765,775
Honeywell International Inc.	3,780,725	733,952
Lockheed Martin Corp.	1,306,407	583,141
Automatic Data Processing Inc.	2,335,719	577,530
Eaton Corp. plc	2,250,452	462,063
Illinois Tool Works Inc.	1,572,876	414,170
CSX Corp.	11,481,091	382,550
Northrop Grumman Corp.	810,446	360,649
Waste Management Inc.	2,102,239	344,326
Emerson Electric Co.	3,338,929	305,011
General Dynamics Corp.	1,271,412	284,262
Cintas Corp.	487,537	244,763
Paychex Inc.	1,812,785	227,450
Rockwell Automation Inc.	649,213	218,324
Cummins Inc.	797,237	207,919
L3Harris Technologies Inc.	1,070,440	202,838
Fastenal Co.	3,233,991	189,544
WW Grainger Inc.	252,184	186,235
Republic Services Inc. Class A	1,160,213	175,320
Xylem Inc.	1,349,936	152,205
Dover Corp.	793,249	115,791
Broadridge Financial Solutions Inc.	665,625	111,772
Expeditors International of Washington Inc.	862,385	109,782
IDEX Corp.	426,684	96,350
JB Hunt Transport Services Inc.	468,134	95,471
Hubbell Inc. Class B	303,359	94,648
Booz Allen Hamilton Holding Corp. Class A	745,638	90,282
Stanley Black & Decker Inc.	864,289	85,798
Snap-on Inc.	298,767	81,396
Carlisle Cos. Inc.	287,779	79,772
Nordson Corp.	304,159	76,529
Graco Inc.	949,949	75,359
Lennox International Inc.	182,505	67,060
CH Robinson Worldwide Inc.	659,724	66,091
Lincoln Electric Holdings Inc.	325,254	65,282
Pentair plc	930,908	64,698
Toro Co.	587,599	59,729
Regal Rexnord Corp.	374,165	58,437
Allegion plc	497,186	58,101
HEICO Corp. Class A	401,772	56,389
Huntington Ingalls Industries Inc.	225,401	51,768
A O Smith Corp.	702,143	50,997
ITT Inc.	465,801	46,394
Robert Half International Inc.	613,920	45,522
	Shares	Market Value• ($000)
Donaldson Co. Inc.	688,896	43,283
HEICO Corp.	218,963	38,533
UFP Industries Inc.	351,341	36,104
Comfort Systems USA Inc.	202,705	35,265
MSA Safety Inc.	209,125	34,715
Applied Industrial Technologies Inc.	217,637	31,555
Watts Water Technologies Inc. Class A	153,771	28,683
Ryder System Inc.	261,762	26,739
MDU Resources Group Inc.	1,146,325	25,357
GATX Corp.	198,581	24,894
Insperity Inc.	203,318	23,920
ManpowerGroup Inc.	284,389	22,433
Franklin Electric Co. Inc.	218,524	21,595
Hillenbrand Inc.	391,369	20,328
ABM Industries Inc.	371,546	17,195
McGrath RentCorp.	139,932	13,487
Brady Corp. Class A	260,574	13,440
Trinity Industries Inc.	464,029	12,167
Griffon Corp.	270,491	11,285
Standex International Corp.	67,470	10,024
Tennant Co.	104,204	8,361
Lindsay Corp.	61,211	8,112
Matthews International Corp. Class A	175,343	8,048
Apogee Enterprises Inc.	126,268	6,254
Gorman-Rupp Co.	125,876	3,990
Douglas Dynamics Inc.	127,514	3,959
		10,925,401
Information Technology (22.5%)
Microsoft Corp.	12,063,544	4,052,386
Apple Inc.	19,924,789	3,914,225
Broadcom Inc.	2,281,443	2,050,219
Cisco Systems Inc.	23,113,535	1,202,828
Accenture plc Class A	3,567,916	1,128,710
Oracle Corp.	8,688,652	1,018,571
Texas Instruments Inc.	5,133,234	923,982
QUALCOMM Inc.	6,323,924	835,833
Intuit Inc.	1,589,404	813,298
Analog Devices Inc.	2,898,595	578,357
KLA Corp.	792,742	407,430
Amphenol Corp. Class A	3,362,219	296,917
Roper Technologies Inc.	601,858	296,746
Microchip Technology Inc.	3,106,013	291,779
Motorola Solutions Inc.	947,078	271,461
TE Connectivity Ltd.	1,787,274	256,456
HP Inc.	5,010,544	164,496
Corning Inc.	4,317,581	146,539
Amdocs Ltd.	687,901	64,415
Littelfuse Inc.	140,286	42,731
Power Integrations Inc.	324,666	31,538
Badger Meter Inc.	166,381	27,393
		18,816,310
Materials (4.4%)
Linde plc	2,774,755	1,084,014
Air Products and Chemicals Inc.	1,252,585	382,452
Sherwin-Williams Co.	1,325,158	366,406
Ecolab Inc.	1,399,533	256,310
Nucor Corp.	1,439,257	247,682

6

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
PPG Industries Inc.	1,328,572	191,181
Albemarle Corp.	662,041	140,538
International Flavors & Fragrances Inc.	1,439,616	121,806
Reliance Steel & Aluminum Co.	331,874	97,193
Steel Dynamics Inc.	905,974	96,559
Avery Dennison Corp.	456,030	83,914
Packaging Corp. of America	507,693	77,855
RPM International Inc.	727,074	75,114
Celanese Corp. Class A	565,063	70,853
Eastman Chemical Co.	679,953	58,190
AptarGroup Inc.	368,917	44,809
Royal Gold Inc.	371,500	44,632
Sonoco Products Co.	553,390	32,451
Westlake Corp.	195,638	26,900
Ashland Inc.	275,917	25,208
Balchem Corp.	181,106	24,402
Cabot Corp.	316,121	22,445
HB Fuller Co.	299,978	22,207
Silgan Holdings Inc.	470,906	20,649
Avient Corp.	481,616	19,520
Scotts Miracle-Gro Co.	227,820	15,956
Quaker Chemical Corp.	77,201	15,470
Sensient Technologies Corp.	237,039	15,180
Materion Corp.	115,302	13,737
Worthington Industries Inc.	170,410	12,716
Stepan Co.	119,529	11,453
Hawkins Inc.	108,552	5,075
		3,722,877
Utilities (3.0%)
NextEra Energy Inc.	11,423,282	837,327
Sempra Energy (XNYS)	1,776,990	264,807
Xcel Energy Inc.	3,109,186	195,039
American Water Works Co. Inc.	1,099,082	162,038
WEC Energy Group Inc.	1,784,511	160,356
Eversource Energy	1,968,173	142,358
DTE Energy Co.	1,163,695	133,010
CMS Energy Corp.	1,639,983	100,154
Atmos Energy Corp.	796,208	96,906
AES Corp.	3,781,061	81,784
		Shares	Market Value• ($000)
	Alliant Energy Corp.	1,418,892	76,251
	Essential Utilities Inc.	1,357,778	57,420
	IDACORP Inc.	284,624	29,265
	National Fuel Gas Co.	514,317	27,315
	ONE Gas Inc.	312,177	24,703
	New Jersey Resources Corp.	545,157	24,369
	American States Water Co.	208,676	18,449
	California Water Service Group	317,070	16,811
	MGE Energy Inc.	203,890	16,360
	Chesapeake Utilities Corp.	100,439	11,876
	SJW Group	158,077	11,138
	Middlesex Water Co.	99,411	7,995
	York Water Co.	79,287	3,277
	Artesian Resources Corp. Class A	44,068	2,008
			2,501,016
Total Common Stocks (Cost $60,408,645)			83,498,485
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.274% (Cost $246,181)	2,462,407	246,191
Total Investments (99.9%) (Cost $60,654,826)			83,744,676
Other Assets and Liabilities—Net (0.1%)			71,543
Net Assets (100%)			83,816,219
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,598,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,940,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	719	165,891	3,879

7

Dividend Appreciation Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/24	GSI	46,540	(5.164)	2,007	—
Visa Inc. Class A	8/31/23	BANA	105,790	(5.023)	—	(428)
					2,007	(428)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,588,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $60,408,645)	83,498,485
Affiliated Issuers (Cost $246,181)	246,191
Total Investments in Securities	83,744,676
Investment in Vanguard	2,791
Cash	5,841
Cash Collateral Pledged—Futures Contracts	8,060
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,170
Receivables for Investment Securities Sold	111
Receivables for Accrued Income	67,264
Receivables for Capital Shares Issued	9,655
Variation Margin Receivable—Futures Contracts	288
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,007
Total Assets	83,841,863
Liabilities
Payables for Investment Securities Purchased	6,804
Collateral for Securities on Loan	5,940
Payables for Capital Shares Redeemed	10,162
Payables to Vanguard	2,310
Unrealized Depreciation—Over-the-Counter Swap Contracts	428
Total Liabilities	25,644
Net Assets	83,816,219
1 Includes $5,598,000 of securities on loan.
At July 31, 2023, net assets consisted of:

Paid-in Capital	62,775,761
Total Distributable Earnings (Loss)	21,040,458
Net Assets	83,816,219

ETF Shares—Net Assets
Applicable to 424,004,260 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	70,482,017
Net Asset Value Per Share—ETF Shares	$166.23

Admiral Shares—Net Assets
Applicable to 295,582,027 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,334,202
Net Asset Value Per Share—Admiral Shares	$45.11

See accompanying Notes, which are an integral part of the Financial Statements.
9

Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends	780,701
Interest[1]	5,524
Securities Lending—Net	2
Total Income	786,227
Expenses
The Vanguard Group—Note B
Investment Advisory Services	886
Management and Administrative—ETF Shares	16,827
Management and Administrative—Admiral Shares	4,428
Marketing and Distribution—ETF Shares	1,434
Marketing and Distribution—Admiral Shares	300
Custodian Fees	165
Shareholders’ Reports—ETF Shares	603
Shareholders’ Reports—Admiral Shares	71
Trustees’ Fees and Expenses	21
Other Expenses	29
Total Expenses	24,764
Expenses Paid Indirectly	(20)
Net Expenses	24,744
Net Investment Income	761,483
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	343,527
Futures Contracts	9,389
Swap Contracts	2,787
Realized Net Gain (Loss)	355,703
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,711,721
Futures Contracts	429
Swap Contracts	1,894
Change in Unrealized Appreciation (Depreciation)	4,714,044
Net Increase (Decrease) in Net Assets Resulting from Operations	5,831,230
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,342,000, $20,000, and ($13,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,528,510,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	761,483	1,480,125
Realized Net Gain (Loss)	355,703	2,757,929
Change in Unrealized Appreciation (Depreciation)	4,714,044	(5,746,536)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,831,230	(1,508,482)
Distributions
ETF Shares	(647,058)	(1,250,613)
Admiral Shares	(120,292)	(233,770)
Total Distributions	(767,350)	(1,484,383)
Capital Share Transactions
ETF Shares	154,117	2,946,879
Admiral Shares	64,988	87,399
Net Increase (Decrease) from Capital Share Transactions	219,105	3,034,278
Total Increase (Decrease)	5,282,985	41,413
Net Assets
Beginning of Period	78,533,234	78,491,821
End of Period	83,816,219	78,533,234

See accompanying Notes, which are an integral part of the Financial Statements.
11

Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$156.26	$162.69	$137.11	$125.38	$104.09	$107.10
Investment Operations
Net Investment Income[1]	1.510	2.982	2.736	2.299	2.214	2.084
Net Realized and Unrealized Gain (Loss) on Investments	9.982	(6.439)	25.504	11.728	21.210	(3.056)
Total from Investment Operations	11.492	(3.457)	28.240	14.027	23.424	(.972)
Distributions
Dividends from Net Investment Income	(1.522)	(2.973)	(2.660)	(2.297)	(2.134)	(2.038)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.522)	(2.973)	(2.660)	(2.297)	(2.134)	(2.038)
Net Asset Value, End of Period	$166.23	$156.26	$162.69	$137.11	$125.38	$104.09
Total Return	7.43%	-2.02%	20.71%	11.44%	22.68%	-0.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$70,482	$66,062	$65,589	$51,842	$42,217	$30,969
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.96%	1.74%	1.84%	1.90%	2.01%
Portfolio Turnover Rate[3]	13%	12%	26%	25%	14%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.41	$44.15	$37.21	$34.03	$28.25	$29.07
Investment Operations
Net Investment Income[1]	.406	.801	.734	.617	.594	.560
Net Realized and Unrealized Gain (Loss) on Investments	2.703	(1.743)	6.920	3.179	5.757	(.830)
Total from Investment Operations	3.109	(.942)	7.654	3.796	6.351	(.270)
Distributions
Dividends from Net Investment Income	(.409)	(.798)	(.714)	(.616)	(.571)	(.550)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.409)	(.798)	(.714)	(.616)	(.571)	(.550)
Net Asset Value, End of Period	$45.11	$42.41	$44.15	$37.21	$34.03	$28.25
Total Return[2]	7.41%	-2.02%	20.67%	11.44%	22.65%	-0.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,334	$12,471	$12,903	$10,685	$9,955	$6,755
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.92%	1.94%	1.72%	1.82%	1.87%	1.99%
Portfolio Turnover Rate[4]	13%	12%	26%	25%	14%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
14

Dividend Appreciation Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
15

Dividend Appreciation Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
16

Dividend Appreciation Index Fund
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $2,791,000, representing less than 0.01% of the fund’s net assets and 1.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $20,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
17

Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	83,498,485	—	—	83,498,485
Temporary Cash Investments	246,191	—	—	246,191
Total	83,744,676	—	—	83,744,676
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,879	—	—	3,879
Swap Contracts	—	2,007	—	2,007
Total	3,879	2,007	—	5,886
Liabilities
Swap Contracts	—	428	—	428
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of July 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	60,669,610
Gross Unrealized Appreciation	23,788,732
Gross Unrealized Depreciation	(709,787)
Net Unrealized Appreciation (Depreciation)	23,078,945
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $2,492,949,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2023, the fund purchased $13,942,405,000 of investment securities and sold $13,784,002,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,812,772,000 and $3,861,077,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2023, such purchases were $977,543,000 and sales were $785,932,000,
18

Dividend Appreciation Index Fund
resulting in net realized loss of $143,782,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,024,724	26,539	9,908,220	64,894
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,870,607)	(25,300)	(6,961,341)	(45,275)
Net Increase (Decrease)—ETF Shares	154,117	1,239	2,946,879	19,619
Admiral Shares
Issued	817,983	19,198	1,662,170	40,062
Issued in Lieu of Cash Distributions	102,678	2,462	199,774	4,966
Redeemed	(855,673)	(20,165)	(1,774,545)	(43,189)
Net Increase (Decrease)—Admiral Shares	64,988	1,495	87,399	1,839
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
19

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Dividend Appreciation Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
20

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
21

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Dividend Appreciation Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
22

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6022 092023

Semiannual Report  |  July 31, 2023
Vanguard Global ESG Select Stock Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended July 31, 2023
	Beginning Account Value 1/31/2023	Ending Account Value 7/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Global ESG Select Stock Fund
Investor Shares	$1,000.00	$1,066.30	$2.97
Admiral™ Shares	1,000.00	1,066.80	2.46
Based on Hypothetical 5% Yearly Return
Global ESG Select Stock Fund
Investor Shares	$1,000.00	$1,021.92	$2.91
Admiral Shares	1,000.00	1,022.41	2.41
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.58% for Investor Shares and 0.48% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global ESG Select Stock Fund
Fund Allocation
As of July 31, 2023

United States	51.4%
United Kingdom	9.3
Netherlands	9.0
France	6.6
Japan	5.6
Spain	5.3
Taiwan	3.8
Singapore	2.7
Hong Kong	2.4
Switzerland	2.4
Canada	1.5
The table reflects the fund's investments, except for short-term investments.
3

Global ESG Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.2%)
Canada (1.5%)
BCE Inc.	349,232	15,085
France (6.5%)
Cie Generale des Etablissements Michelin SCA	881,507	28,867
Schneider Electric SE	106,047	18,916
L'Oreal SA	39,493	18,368
		66,151
Hong Kong (2.4%)
AIA Group Ltd.	2,408,519	24,097
Japan (5.5%)
Recruit Holdings Co. Ltd.	1,029,900	35,671
Mitsubishi UFJ Financial Group Inc.	2,532,300	20,391
		56,062
Netherlands (8.8%)
ING Groep NV	1,797,888	26,243
DSM-Firmenich AG	235,539	25,963
ASML Holding NV	30,833	22,085
Wolters Kluwer NV	119,493	15,006
		89,297
Singapore (2.6%)
DBS Group Holdings Ltd.	1,030,872	26,593
Spain (5.2%)
Industria de Diseno Textil SA	733,454	28,075
Iberdrola SA	1,959,251	24,454
		52,529
Switzerland (2.4%)
Novartis AG (Registered)	229,781	24,057
Taiwan (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,116,163	38,213
United Kingdom (9.1%)
National Grid plc	2,038,933	27,026
GSK plc	1,436,999	25,580
		Shares	Market Value• ($000)
	Diageo plc	498,166	21,741
	Compass Group plc	708,772	18,441
			92,788
United States (50.5%)
	Microsoft Corp.	158,620	53,284
	Deere & Co.	91,559	39,334
	Northern Trust Corp.	486,850	39,006
	Home Depot Inc.	100,334	33,495
	Texas Instruments Inc.	184,466	33,204
	Visa Inc. Class A	137,465	32,680
	Cisco Systems Inc.	578,968	30,129
	Weyerhaeuser Co.	851,015	28,986
	Prologis Inc.	217,597	27,145
	Merck & Co. Inc.	250,007	26,663
*	Edwards Lifesciences Corp.	318,004	26,099
	Accenture plc Class A	78,537	24,845
	Automatic Data Processing Inc.	93,941	23,228
	Ecolab Inc.	116,238	21,288
	Colgate-Palmolive Co.	270,049	20,594
	Trane Technologies plc	96,452	19,236
	Procter & Gamble Co.	112,400	17,568
	Progressive Corp.	127,742	16,093
			512,877
Total Common Stocks (Cost $847,883)			997,749
4

Global ESG Select Stock Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1] Vanguard Market Liquidity Fund, 5.274% (Cost $10,911)	109,130	10,911
Total Investments (99.3%) (Cost $858,794)		1,008,660
Other Assets and Liabilities—Net (0.7%)		6,940
Net Assets (100%)		1,015,600
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global ESG Select Stock Fund
Statement of Assets and Liabilities
As of July 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $847,883)	997,749
Affiliated Issuers (Cost $10,911)	10,911
Total Investments in Securities	1,008,660
Investment in Vanguard	33
Foreign Currency, at Value (Cost $80)	80
Receivables for Investment Securities Sold	12,560
Receivables for Accrued Income	2,144
Receivables for Capital Shares Issued	2,172
Total Assets	1,025,649
Liabilities
Payables for Investment Securities Purchased	8,430
Payables for Capital Shares Redeemed	889
Payables to Investment Advisor	615
Payables to Vanguard	115
Total Liabilities	10,049
Net Assets	1,015,600
At July 31, 2023, net assets consisted of:

Paid-in Capital	872,355
Total Distributable Earnings (Loss)	143,245
Net Assets	1,015,600

Investor Shares—Net Assets
Applicable to 6,185,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	195,018
Net Asset Value Per Share—Investor Shares	$31.53

Admiral Shares—Net Assets
Applicable to 20,808,348 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	820,582
Net Asset Value Per Share—Admiral Shares	$39.44
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global ESG Select Stock Fund
Statement of Operations

Six Months Ended July 31, 2023
($000)
Investment Income
Income
Dividends[1]	13,379
Interest[2]	477
Total Income	13,856
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,051
Performance Adjustment	130
The Vanguard Group—Note C
Management and Administrative—Investor Shares	270
Management and Administrative—Admiral Shares	791
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—Admiral Shares	24
Custodian Fees	15
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	2,316
Net Investment Income	11,540
Realized Net Gain (Loss)
Investment Securities Sold[2]	(4,115)
Foreign Currencies	(60)
Realized Net Gain (Loss)	(4,175)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	56,260
Foreign Currencies	48
Change in Unrealized Appreciation (Depreciation)	56,308
Net Increase (Decrease) in Net Assets Resulting from Operations	63,673
1	Dividends are net of foreign withholding taxes of $926,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $477,000, ($2,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global ESG Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2023	Year Ended January 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,540	14,575
Realized Net Gain (Loss)	(4,175)	(12,919)
Change in Unrealized Appreciation (Depreciation)	56,308	(12,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	63,673	(10,814)
Distributions
Investor Shares	(241)	(3,362)
Admiral Shares	(1,166)	(13,272)
Total Distributions	(1,407)	(16,634)
Capital Share Transactions
Investor Shares	5,420	15,722
Admiral Shares	78,969	105,498
Net Increase (Decrease) from Capital Share Transactions	84,389	121,220
Total Increase (Decrease)	146,655	93,772
Net Assets
Beginning of Period	868,945	775,173
End of Period	1,015,600	868,945
See accompanying Notes, which are an integral part of the Financial Statements.
8

Global ESG Select Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,			May 21, 2019[1] to January 31, 2020
		2023	2022	2021
Net Asset Value, Beginning of Period	$29.61	$30.97	$26.32	$22.34	$20.00
Investment Operations
Net Investment Income[2]	.356	.524	.487	.378	.258
Net Realized and Unrealized Gain (Loss) on Investments	1.603	(1.298)	5.004	3.866	2.257
Total from Investment Operations	1.959	(.774)	5.491	4.244	2.515
Distributions
Dividends from Net Investment Income	(.039)	(.467)	(.386)	(.229)	(.167)
Distributions from Realized Capital Gains	—	(.119)	(.455)	(.035)	(.008)
Total Distributions	(.039)	(.586)	(.841)	(.264)	(.175)
Net Asset Value, End of Period	$31.53	$29.61	$30.97	$26.32	$22.34
Total Return[3]	6.63%	-2.39%	20.86%	19.06%	12.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$195	$178	$169	$86	$34
Ratio of Total Expenses to Average Net Assets	0.58%[4]	0.57%[4]	0.56%[4]	0.55%[4]	0.58%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.39%	1.88%	1.61%	1.62%	1.81%[5]
Portfolio Turnover Rate	13%	38%	19%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.02%, 0.01%, and 0.00%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.55%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Global ESG Select Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2023	Year Ended January 31,			May 21, 2019[1] to January 31, 2020
		2023	2022	2021
Net Asset Value, Beginning of Period	$37.03	$38.73	$32.91	$27.93	$25.00
Investment Operations
Net Investment Income[2]	.466	.684	.649	.504	.338
Net Realized and Unrealized Gain (Loss) on Investments	2.003	(1.609)	6.258	4.830	2.823
Total from Investment Operations	2.469	(.925)	6.907	5.334	3.161
Distributions
Dividends from Net Investment Income	(.059)	(.626)	(.517)	(.310)	(.221)
Distributions from Realized Capital Gains	—	(.149)	(.570)	(.044)	(.010)
Total Distributions	(.059)	(.775)	(1.087)	(.354)	(.231)
Net Asset Value, End of Period	$39.44	$37.03	$38.73	$32.91	$27.93
Total Return[3]	6.68%	-2.27%	20.99%	19.17%	12.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$821	$691	$606	$247	$74
Ratio of Total Expenses to Average Net Assets	0.48%[4]	0.47%[4]	0.46%[4]	0.45%[4]	0.48%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.50%	1.97%	1.71%	1.71%	1.89%[5]
Portfolio Turnover Rate	13%	38%	19%	21%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was May 21, 2019, to June 4, 2019, during which time all assets were held in cash. Performance measurement began June 5, 2019, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.02%, 0.01%, and 0.00%.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Global ESG Select Stock Fund
Notes to Financial Statements
Vanguard Global ESG Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or
11

Global ESG Select Stock Fund
emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.   Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the FTSE All-World Index since
12

Global ESG Select Stock Fund
July 31, 2019. For the six months ended July 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net increase of $130,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2023, the fund had contributed to Vanguard capital in the amount of $33,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	527,962	—	—	527,962
Common Stocks—Other	—	469,787	—	469,787
Temporary Cash Investments	10,911	—	—	10,911
Total	538,873	469,787	—	1,008,660
13

Global ESG Select Stock Fund
E.  As of July 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	861,626
Gross Unrealized Appreciation	173,348
Gross Unrealized Depreciation	(26,314)
Net Unrealized Appreciation (Depreciation)	147,034
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2023, the fund had available capital losses totaling $12,594,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended July 31, 2023, the fund purchased $215,240,000 of investment securities and sold $117,521,000 of investment securities, other than temporary cash investments.
G.  Capital share transactions for each class of shares were:
	Six Months Ended July 31, 2023		Year Ended January 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,822	999	51,485	1,829
Issued in Lieu of Cash Distributions	211	7	2,932	104
Redeemed	(24,613)	(826)	(38,695)	(1,394)
Net Increase (Decrease)—Investor Shares	5,420	180	15,722	539
Admiral Shares
Issued	158,472	4,252	229,900	6,607
Issued in Lieu of Cash Distributions	994	28	11,097	317
Redeemed	(80,497)	(2,138)	(135,499)	(3,904)
Net Increase (Decrease)—Admiral Shares	78,969	2,142	105,498	3,020
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
14

Global ESG Select Stock Fund
I.  Management has determined that no events or transactions occurred subsequent to July 31, 2023, that would require recognition or disclosure in these financial statements.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Specialized Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global ESG Select Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
16

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5472 092023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: September 21, 2023

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 21, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.